                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                         Van Kampen Life Invesment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Comstock Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THOUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary LIT Comstock Portfolio 12/31/2005

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the S&P Barra Value Index and the Standard and Poor's 500 Index from 4/30/99 through 12/31/05 for Class I shares.
(LINE GRAPH)

                                                    Van Kampen LIT Comstock Portfolio     S&P Barra Value Index
4/99                                                                            10000                     10000
                                                                                10070                     10201
                                                                                 9080                      9259
12/99                                                                            9447                     10090
                                                                                 9397                     10113
6/00                                                                             9623                      9679
                                                                                10671                     10533
12/00                                                                           12260                     10705
                                                                                11980                     10006
6/01                                                                            12848                     10448
                                                                                11153                      8755
12/01                                                                           11959                      9453
                                                                                12406                      9581
6/02                                                                            10686                      8561
                                                                                 8660                      6811
12/02                                                                            9657                      7487
                                                                                 9257                      7074
6/03                                                                            10932                      8407
                                                                                11308                      8621
12/03                                                                           12650                      9871
                                                                                13085                     10202
6/04                                                                            13291                     10277
                                                                                13616                     10384
12/04                                                                           14896                     11414
                                                                                14718                     11139
6/05                                                                            14752                     11426
                                                                                14945                     11817
12/05                                                                           15547                     12137

                                                          S&P 500 Index
4/99                                                              10000
                                                                  10306
                                                                   9662
12/99                                                             11100
                                                                  11354
6/00                                                              11052
                                                                  10943
12/00                                                             10087
                                                                   8891
6/01                                                               9411
                                                                   8030
12/01                                                              8888
                                                                   8913
6/02                                                               7719
                                                                   6386
12/02                                                              6925
                                                                   6707
6/03                                                               7739
                                                                   7943
12/03                                                              8910
                                                                   9061
6/04                                                               9217
                                                                   9045
12/04                                                              9879
                                                                   9667
6/05                                                               9799
                                                                  10152
12/05                                                             10364

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 4/30/99           since 9/18/00

 Since Inception                    6.84%                  7.50%

 5-year                             4.86                   4.60

 1-year                             4.37                   4.11
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAYBE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAYBE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The S&P 500 Index is generally representative of the U.S. stock market. The S&P Barra Value Index is generally representative of the U.S. market for value stocks. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Comstock Portfolio is managed by the Adviser's Multi-Cap Value team.(1) Current members include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt, Managing Directors of the Adviser.

MARKET CONDITIONS

During the 12-month period ended December 31, 2005, the stock market advanced modestly in an environment of mixed influences. Among the market's most significant challenges were rising interest rates and oil prices. Moreover, signs of trouble at U.S. auto manufacturers added to investor woes. Nonetheless, the market was resilient during the period. Despite expectations of the contrary, consumer spending and confidence held up reasonably well, corporate profits remained intact and balance sheets were healthy. Sizeable cash stockpiles gave corporate managements reason to repurchase shares of stock, increase dividend payouts, or complete merger activities. Some highly anticipated initial public offerings generated additional positive sentiment for stock investing, and the economy continued to maintain a decent growth rate. Within the S&P Barra Value Index (the portfolio's universe), the energy sector led, driven by lofty commodity prices. Utility stocks posted a sizeable gain as well. The consumer discretionary and telecommunication services sectors were the S&P Barra Value Index's most significant laggards.

PERFORMANCE ANALYSIS

The portfolio returned 4.37 percent for the 12 months ended December 31, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the S&P Barra Value Index and the S&P 500 Index, returned 6.33 percent and 4.91 percent for the period, respectively.

For the overall portfolio, stock selection was the primary cause of lagging performance relative to the S&P Barra Value Index. More specifically, our selection in materials, primarily paper stocks, hurt relative returns. Paper companies languished in the face of high production costs (due to rising commodity prices), overcapacity in the industry, and weak pricing power. However, in the year's fourth quarter, industry consolidation news was well received in the market, and stock prices did recover to some extent. A significant underweight in the technology sector, as well as poor performance among our individual stock picks, also dampened results relative to the S&P Barra Value Index. Telecommunication services was another area of weakness, due to industry consolidation, management issues and changing business models. Nevertheless, we continued to believe that the valuations and risk-reward profiles of select names have been attractive, and we are monitoring the situation carefully.

On the positive side, exposure to consumer discretionary stocks helped the portfolio hold its ground relative to the S&P Barra Value Index. Although the sector struggled in the broad market, the portfolio's selection of certain media and retail stocks performed better than that of the index.

We maintain our focus on analyzing the financial health of individual companies rather than trying to forecast broad market movements or the direction of the economy. Although market conditions have challenged us to find abundant new investment opportunities lately, we continue to seek stocks with reasonable valuations relative to our assessment of fair value.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

(1)Team members may change without notice from time to time.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

---------------------------------------------------------------
                            S&P BARRA
      CLASS I   CLASS II   VALUE INDEX   S&P 500(R) INDEX
       4.37%     4.11%        6.33%           4.91%
---------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

SUMMARY OF INVESTMENTS BY INDUSTRY
CLASSIFICATIONS AS OF 12/31/05
Pharmaceuticals                                     15.1%
Integrated Telecommunication Services                9.4
Diversified Banks                                    9.3
Movies & Entertainment                               5.2
Other Diversified Financial Services                 5.1
Thrifts & Mortgage Finance                           4.5
Broadcasting & Cable TV                              4.4
Packaged Foods & Meats                               3.6
Paper Products                                       3.6
Property & Casualty                                  3.3
Diversified Chemicals                                2.8
Aluminum                                             2.2
Hypermarkets & Super Centers                         2.1
Tobacco                                              1.9
Household Products                                   1.8
Computer Hardware                                    1.6
Soft Drinks                                          1.5
Electric Utilities                                   1.4
Data Processing & Outsourcing Services               1.4
Multi-Utilities & Unregulated Power                  1.4
Multi-line Insurance                                 1.3
Life & Health Insurance                              1.3
Communications Equipment                             1.1
Integrated Oil & Gas                                 0.9
Health Care Distributors                             0.8
Specialty Chemicals                                  0.7
Publishing                                           0.6
Health Care Equipment                                0.6
Department Stores                                    0.5
Apparel, Accessories & Luxury Goods                  0.5
Airlines                                             0.5
Systems Software                                     0.5
Brewers                                              0.4
Computer & Electronics Retail                        0.4
Leisure Products                                     0.3
Oil & Gas Equipment & Services                       0.2
Electronic Manufacturing Services                    0.2
Computer Storage & Peripherals                       0.1
Electronic Equipment Manufacturers                   0.1
Semiconductor Equipment                              0.1
Personal Products                                    0.1
Reinsurance                                          0.0*
Semiconductors                                       0.0*
Application Software                                 0.0*
                                                   ----- ---
Total Long-Term Investments                         92.8%
Short-Term Investments                               8.7
Liabilities in Excess of Other Assets               -1.5
                                                   ----- ---
Net Assets                                         100.0%

* Amounts are less than 0.1%

TOP TEN HOLDINGS AS OF 12/31/05
GlaxoSmithKline PLC                                  4.7%
Freddie Mac                                          4.1
AT&T, Inc.                                           3.7
International Paper Co.                              3.6
Citigroup, Inc.                                      3.3
Verizon Communications, Inc.                         3.3
Bank of America Corp.                                3.2
Bristol-Myers Squibb Co.                             3.1
Sprint Nextel Corp.                                  2.4
Wells Fargo & Co.                                    2.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/05             12/31/05       7/1/05-12/31/05
Class I
  Actual....................................................      $1,000.00           $1,053.89           $2.95
  Hypothetical..............................................       1,000.00            1,022.31            2.91
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,052.43            4.24
  Hypothetical..............................................       1,000.00            1,021.11            4.18
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.57% and 0.82%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
COMMON STOCKS  92.8%
AIRLINES 0.5%
Southwest Airlines Co. ...........   873,600     $   14,353,248
                                                 --------------
ALUMINUM  2.2%
Alcoa, Inc. ......................  2,120,000        62,688,400
                                                 --------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Jones Apparel Group, Inc. ........   474,600         14,579,712
                                                 --------------

APPLICATION SOFTWARE  0.0%
Amdocs Ltd. (Guernsey) (a)........    24,800            682,000
                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Bank of New York Co., Inc. .......   863,400         27,499,290
                                                 --------------
BREWERS  0.5%
Anheuser-Busch Cos., Inc. ........   295,500         12,694,680
                                                 --------------
BROADCASTING & CABLE TV  4.4%
Clear Channel Communications,
  Inc. ...........................  2,045,000        64,315,250
Comcast Corp., Class A (a)........  1,094,600        28,415,816
Liberty Media Corp., Class A
  (a).............................  4,054,700        31,910,489
                                                 --------------
                                                    124,641,555
                                                 --------------
COMMUNICATIONS EQUIPMENT  1.1%
Andrew Corp. (a)..................    56,000            600,880
Cisco Systems, Inc. (a)...........  1,438,500        24,627,120
Ericsson, Class B--ADR (Sweden)...    90,320          3,107,008
Nokia Corp.--ADR (Finland)........   160,300          2,933,490
                                                 --------------
                                                     31,268,498
                                                 --------------
COMPUTER & ELECTRONICS RETAIL  0.4%
Best Buy Co., Inc. ...............   265,300         11,535,244
                                                 --------------

COMPUTER HARDWARE  1.6%
Dell, Inc. (a)....................   719,300         21,571,807
Hewlett-Packard Co. ..............   388,810         11,131,630
International Business Machines
  Corp. ..........................   148,700         12,223,140
                                                 --------------
                                                     44,926,577
                                                 --------------
COMPUTER STORAGE & PERIPHERALS  0.1%
Lexmark International, Inc., Class
  A (a)...........................    92,800          4,160,224
                                                 --------------

DATA PROCESSING & OUTSOURCING SERVICES  1.4%
Affiliated Computer Services,
  Inc., Class A (a)...............   448,800         26,559,984
First Data Corp. .................   312,200         13,427,722
                                                 --------------
                                                     39,987,706
                                                 --------------
DEPARTMENT STORES  0.5%
Federated Department Stores,
  Inc. ...........................   229,300         15,209,469
                                                 --------------

DIVERSIFIED BANKS  7.2%
Bank of America Corp. ............  1,979,700        91,363,155
Wachovia Corp. ...................   907,100         47,949,306
Wells Fargo & Co. ................  1,030,500        64,746,315
                                                 --------------
                                                    204,058,776
                                                 --------------
DIVERSIFIED CHEMICALS  2.8%
Dow Chemical Co. .................   518,600         22,725,052
Du Pont (E.I.) de Nemours &
  Co. ............................  1,291,900        54,905,750
                                                 --------------
                                                     77,630,802
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
ELECTRIC UTILITIES  1.4%
American Electric Power Co.,
  Inc. ...........................   514,572     $   19,085,476
FirstEnergy Corp. ................   428,600         20,997,114
                                                 --------------
                                                     40,082,590
                                                 --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .....................   132,800          3,995,952
                                                 --------------

ELECTRONIC MANUFACTURING SERVICES  0.2%
Flextronics International
  Ltd. (Singapore) (a)............   306,400          3,198,816
KEMET Corp. (a)...................   167,200          1,182,104
                                                 --------------
                                                      4,380,920
                                                 --------------
HEALTH CARE DISTRIBUTORS  0.8%
AmerisourceBergen Corp. ..........   139,000          5,754,600
Cardinal Health, Inc. ............   251,200         17,270,000
                                                 --------------
                                                     23,024,600
                                                 --------------
HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a).......   647,100         15,847,479
                                                 --------------

HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. .............   834,600         49,783,890
                                                 --------------

HYPERMARKETS & SUPER CENTERS  2.1%
Wal-Mart Stores, Inc. ............  1,275,700        59,702,760
                                                 --------------

INTEGRATED OIL & GAS 0.9%
Total SA--ADR (France)............   194,800         24,622,720
                                                 --------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.4%
Constellation Energy Group,
  Inc. ...........................   184,330         10,617,408
                                                 --------------

INTEGRATED TELECOMMUNICATION SERVICES  9.4%
AT&T, Inc. .......................  4,272,500       104,633,525
Sprint Nextel Corp. ..............  2,903,300        67,821,088
Verizon Communications, Inc. .....  3,077,700        92,700,324
                                                 --------------
                                                    265,154,937
                                                 --------------
INVESTMENT BANKING & BROKERAGE  0.9%
Merrill Lynch & Co., Inc. ........   355,200         24,057,696
                                                 --------------

LEISURE PRODUCTS  0.3%
Mattel, Inc. .....................   603,300          9,544,206
                                                 --------------

LIFE & HEALTH INSURANCE  1.3%
AFLAC, Inc. ......................   118,500          5,500,770
Metlife, Inc. ....................   273,600         13,406,400
Torchmark Corp. ..................   321,510         17,875,956
                                                 --------------
                                                     36,783,126
                                                 --------------
MOVIES & ENTERTAINMENT  5.2%
News Corp., Class B...............  1,017,800        16,905,658
Time Warner, Inc. ................  2,615,900        45,621,296
Viacom, Inc., Class B.............  1,165,000        37,979,000
Walt Disney Co. ..................  1,889,900        45,300,903
                                                 --------------
                                                    145,806,857
                                                 --------------
MULTI-LINE INSURANCE  1.3%
American International Group,
  Inc. ...........................   337,800         23,048,094
Assurant, Inc. ...................    56,100          2,439,789
Genworth Financial, Inc., Class
  A...............................   229,300          7,929,194
Hartford Financial Services Group,
  Inc. ...........................    46,700          4,011,063
                                                 --------------
                                                     37,428,140
                                                 --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER  1.0%
Dominion Resources, Inc. .........   218,200     $   16,845,040
Public Service Enterprise Group,
  Inc. ...........................   181,000         11,759,570
                                                 --------------
                                                     28,604,610
                                                 --------------
OIL & GAS EQUIPMENT & SERVICES  0.2%
Halliburton Co. ..................   102,390          6,344,084
                                                 --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  4.2%
Citigroup, Inc. ..................  1,914,200        92,896,126
J.P. Morgan Chase & Co. ..........   650,900         25,834,221
                                                 --------------
                                                    118,730,347
                                                 --------------
PACKAGED FOODS & MEATS  3.6%
Kraft Foods, Inc. ................  1,372,800        38,630,592
Unilever NV (Netherlands).........   924,300         63,453,195
                                                 --------------
                                                    102,083,787
                                                 --------------
PAPER PRODUCTS  3.6%
International Paper Co. ..........  2,996,702       100,719,154
                                                 --------------
PERSONAL PRODUCTS  0.1%
Avon Products, Inc. ..............    60,600          1,730,130
                                                 --------------

PHARMACEUTICALS  15.1%
Bristol-Myers Squibb Co. .........  3,845,200        88,362,696
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................  2,610,600       131,783,088
Pfizer, Inc. .....................  1,673,500        39,026,020
Roche Holdings AG-- ADR
  (Switzerland)...................   646,400         48,383,751
Sanofi Aventis--ADR (France)......   636,100         27,761,567
Schering-Plough Corp. ............  2,207,100        46,018,035
Wyeth.............................   963,200         44,374,624
                                                 --------------
                                                    425,709,781
                                                 --------------
PROPERTY & CASUALTY  3.3%
AMBAC Financial Group, Inc. ......   163,500         12,599,310
Berkshire Hathaway, Inc., Class B
  (a).............................     6,630         19,462,365
Chubb Corp. ......................   495,340         48,369,951
St. Paul Travelers Cos., Inc. ....   284,200         12,695,214
                                                 --------------
                                                     93,126,840
                                                 --------------
PUBLISHING  0.6%
Gannett Co., Inc. ................   149,400          9,049,158
Tribune Co. ......................   251,800          7,619,468
                                                 --------------
                                                     16,668,626
                                                 --------------
REGIONAL BANKS  1.1%
PNC Financial Services Group,
  Inc. ...........................   469,600         29,035,368
SunTrust Banks, Inc. .............    34,700          2,524,772
                                                 --------------
                                                     31,560,140
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
REINSURANCE  0.0%
RenaissanceRe Holdings Ltd.
  (Bermuda).......................    22,700     $    1,001,297
                                                 --------------

SEMICONDUCTOR EQUIPMENT  0.1%
Credence Systems Corp. (a)........   271,600          1,890,336
Novellus Systems, Inc. (a)........    29,200            704,304
                                                 --------------
                                                      2,594,640
                                                 --------------
SEMICONDUCTORS  0.0%
Intel Corp. ......................    29,400            733,824
                                                 --------------

SOFT DRINKS  1.5%
Coca-Cola Co. ....................  1,074,100        43,296,971
                                                 --------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ..................   417,500         20,215,350
                                                 --------------

SYSTEMS SOFTWARE  0.5%
Microsoft Corp. ..................   516,300         13,501,245
                                                 --------------

THRIFTS & MORTGAGE FINANCE  4.5%
Fannie Mae........................   226,800         11,070,108
Freddie Mac.......................  1,753,600       114,597,760
                                                 --------------
                                                    125,667,868
                                                 --------------
TOBACCO  1.8%
Altria Group, Inc. ...............   693,500         51,818,320
                                                 --------------

TOTAL LONG-TERM INVESTMENTS  92.8%
  (Cost $2,493,434,687)......................     2,620,856,476

REPURCHASE AGREEMENT  8.7%
State Street Bank & Trust Co. ($243,724,000
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.12%, dated 12/30/05, to
  be sold on 01/03/06 at $243,835,571) (Cost
  $243,724,000)..............................       243,724,000
                                                 --------------

TOTAL INVESTMENTS  101.5%
  (Cost $2,737,158,687)......................     2,864,580,476
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (1.5%).............................       (41,044,713)
                                                 --------------

NET ASSETS  100.0%...........................    $2,823,535,763
                                                 ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $2,737,158,687).....................    $2,864,580,476
Cash........................................................               963
Receivables:
  Portfolio Shares Sold.....................................         6,950,079
  Dividends.................................................         3,988,522
  Interest..................................................            55,786
Other.......................................................            94,910
                                                                --------------
    Total Assets............................................     2,875,670,736
                                                                --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        48,280,932
  Portfolio Shares Repurchased..............................         1,354,437
  Investment Advisory Fee...................................         1,328,688
  Distributor and Affiliates................................           988,497
Trustees' Deferred Compensation and Retirement Plans........            95,834
Accrued Expenses............................................            86,585
                                                                --------------
    Total Liabilities.......................................        52,134,973
                                                                --------------
NET ASSETS..................................................    $2,823,535,763
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $2,480,975,931
Accumulated Net Realized Gain...............................       175,407,250
Net Unrealized Appreciation.................................       127,421,789
Accumulated Undistributed Net Investment Income.............        39,730,793
                                                                --------------
NET ASSETS..................................................    $2,823,535,763
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $402,172,545 and
  29,384,995 shares of beneficial interest issued and
  outstanding)..............................................    $        13.69
                                                                ==============
  Class II Shares (Based on net assets of $2,421,363,218 and
  177,404,135 shares of beneficial interest issued and
  outstanding)..............................................    $        13.65
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $721,758)....    $  50,520,763
Interest....................................................        6,732,398
                                                                -------------
    Total Income............................................       57,253,161
                                                                -------------
EXPENSES:
Investment Advisory Fee.....................................       12,429,398
Distribution (12b-1) and Service Fees.......................        4,622,200
Custody.....................................................          155,132
Legal.......................................................           49,414
Trustees' Fees and Related Expenses.........................           31,268
Shareholder Services........................................           15,513
Other.......................................................          416,050
                                                                -------------
    Total Expenses..........................................       17,718,975
    Less Credits Earned on Cash Balances....................          264,041
                                                                -------------
    Net Expenses............................................       17,454,934
                                                                -------------
NET INVESTMENT INCOME.......................................    $  39,798,227
                                                                =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 182,375,325
                                                                -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      235,614,342
  End of the Period.........................................      127,421,789
                                                                -------------
Net Unrealized Depreciation During the Period...............     (108,192,553)
                                                                -------------
NET REALIZED AND UNREALIZED GAIN............................    $  74,182,772
                                                                =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 113,980,999
                                                                =============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   39,798,227          $   18,692,184
Net Realized Gain...........................................        182,375,325              97,876,688
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (108,192,553)            103,871,826
                                                                 --------------          --------------
Change in Net Assets from Operations........................        113,980,999             220,440,698
                                                                 --------------          --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (4,048,298)             (2,550,689)
  Class II Shares...........................................        (14,659,339)             (6,141,264)
                                                                 --------------          --------------
                                                                    (18,707,637)             (8,691,953)
                                                                 --------------          --------------

Distributions from Net Realized Gain:
  Class I Shares............................................        (11,073,139)                    -0-
  Class II Shares...........................................        (50,760,528)                    -0-
                                                                 --------------          --------------
                                                                    (61,833,667)                    -0-
                                                                 --------------          --------------
Total Distributions.........................................        (80,541,304)             (8,691,953)
                                                                 --------------          --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         33,439,695             211,748,745
                                                                 --------------          --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      1,181,775,158             713,602,283
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         80,541,304               8,691,953
Cost of Shares Repurchased..................................       (193,461,135)           (122,018,625)
                                                                 --------------          --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      1,068,855,327             600,275,611
                                                                 --------------          --------------
TOTAL INCREASE IN NET ASSETS................................      1,102,295,022             812,024,356
NET ASSETS:
Beginning of the Period.....................................      1,721,240,741             909,216,385
                                                                 --------------          --------------
End of the Period (Including accumulated undistributed net
  investment income of $39,730,793 and $18,641,781,
  respectively).............................................     $2,823,535,763          $1,721,240,741
                                                                 ==============          ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                          YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                -----------------------------------------------
                                                               2005      2004      2003      2002       2001
                                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $13.73    $11.78    $ 9.10    $ 11.42    $11.75
                                                              ------    ------    ------    -------    ------
  Net Investment Income.....................................     .26(a)    .17       .13        .10       .09
  Net Realized and Unrealized Gain/Loss.....................     .31      1.90      2.66      (2.25)     (.38)
                                                              ------    ------    ------    -------    ------
Total from Investment Operations............................     .57      2.07      2.79      (2.15)     (.29)
                                                              ------    ------    ------    -------    ------
Less:
  Distributions from Net Investment Income..................     .16       .12       .11        .08       -0-
  Distributions from Net Realized Gain......................     .45       -0-       -0-        .09       .04
                                                              ------    ------    ------    -------    ------
Total Distributions.........................................     .61       .12       .11        .17       .04
                                                              ------    ------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD..........................  $13.69    $13.73    $11.78    $  9.10    $11.42
                                                              ======    ======    ======    =======    ======

Total Return................................................   4.37%    17.76%    30.99%    -19.25%    -2.46%
Net Assets at End of the Period (In millions)...............  $402.2    $332.1    $234.0    $ 128.0    $ 80.9
Ratio of Expenses to Average Net Assets (b).................    .59%      .61%      .65%       .69%      .81%
Ratio of Net Investment Income to Average Net Assets........   2.00%     1.70%     1.65%      1.57%     1.42%
Portfolio Turnover..........................................     28%       31%       37%        51%       50%

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            YEAR ENDED DECEMBER 31,
CLASS II SHARES                                               ---------------------------------------------------
                                                                2005        2004       2003      2002       2001
                                                              ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $  13.69    $  11.75    $ 9.07    $ 11.39    $11.75
                                                              --------    --------    ------    -------    ------
  Net Investment Income.....................................       .23(b)      .13       .10        .07       .10
  Net Realized and Unrealized Gain/Loss.....................       .31        1.90      2.66     (2.25)     (.42)
                                                              --------    --------    ------    -------    ------
Total from Investment Operations............................       .54        2.03      2.76     (2.18)     (.32)
                                                              --------    --------    ------    -------    ------
Less:
  Distributions from Net Investment Income..................       .13         .09       .08        .05       -0-
  Distributions from Net Realized Gain......................       .45         -0-       -0-        .09       .04
                                                              --------    --------    ------    -------    ------
Total Distributions.........................................       .58         .09       .08        .14       .04
                                                              --------    --------    ------    -------    ------
NET ASSET VALUE, END OF THE PERIOD..........................  $  13.65    $  13.69    $11.75    $  9.07    $11.39
                                                              ========    ========    ======    =======    ======

Total Return (a)............................................     4.11%      17.43%    30.77%    -19.43%    -2.80%
Net Assets at End of the Period (In millions)...............  $2,421.4    $1,389.1    $675.2    $ 277.2    $116.2
Ratio of Expenses to Average Net Assets (c).................      .84%        .86%      .90%       .94%     1.04%
Ratio of Net Investment Income to Average Net Assets........     1.76%       1.47%     1.40%      1.35%     1.19%
Portfolio Turnover..........................................       28%         31%       37%        51%       50%

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,743,638,977
                                                                ==============
Gross tax unrealized appreciation...........................    $  216,150,584
Gross tax unrealized depreciation...........................       (95,209,085)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  120,941,499
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                   2005              2004
Distributions paid from:
  Ordinary income...........................................    $18,707,637       $8,691,953
  Long-term capital gain....................................     61,833,667              -0-
                                                                -----------       ----------
                                                                $80,541,304       $8,691,953
                                                                ===========       ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax basis difference relating to the

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

Portfolio's investment in other regulated investment companies totaling $1,578 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 78,185,473
Undistributed long-term capital gain........................     143,518,902

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody and accounting fees were reduced by $142,840 and $121,201, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the year ended December 31, 2005, the Adviser did not voluntarily waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $49,400, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $93,500, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $48,273 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $6,504.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                        FOR THE                               FOR THE
                                                                       YEAR ENDED                            YEAR ENDED
                                                                   DECEMBER 31, 2005                     DECEMBER 31, 2004
                                                            --------------------------------       ------------------------------
                                                              SHARES              VALUE              SHARES             VALUE
Sales:
  Class I...............................................      9,135,701       $  120,197,270        8,055,109       $ 100,683,444
  Class II..............................................     80,511,161        1,061,577,888       49,455,677         612,918,839
                                                            -----------       --------------       ----------       -------------
Total Sales.............................................     89,646,862       $1,181,775,158       57,510,786       $ 713,602,283
                                                            ===========       ==============       ==========       =============
Dividend Reinvestment:
  Class I...............................................      1,162,294       $   15,121,437          211,851       $   2,550,689
  Class II..............................................      5,032,298           65,419,867          510,496           6,141,264
                                                            -----------       --------------       ----------       -------------
Total Dividend Reinvestment.............................      6,194,592       $   80,541,304          722,347       $   8,691,953
                                                            ===========       ==============       ==========       =============
Repurchases:
  Class I...............................................     (5,105,399)      $  (67,370,284)      (3,935,467)      $ (48,610,500)
  Class II..............................................     (9,610,891)        (126,090,851)      (5,963,105)        (73,408,125)
                                                            -----------       --------------       ----------       -------------
Total Repurchases.......................................    (14,716,290)      $ (193,461,135)      (9,898,572)      $(122,018,625)
                                                            ===========       ==============       ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,552,584,051 and $561,333,025, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Comstock Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Comstock Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2005. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. The Portfolio designated and paid $61,833,667 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1998  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1998  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1998  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1998  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1998  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT ANR COM 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00178P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Emerging Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Growth Index from 12/31/95 through 12/31/05 for Class I shares.
(LINE GRAPH)

                                                               VAN KAMPEN LIT EMERGING GROWTH
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                               ------------------------------       -------------------------
12/95                                                                      10000                              10000
                                                                           10709                              10537
                                                                           11691                              11207
                                                                           12109                              11611
12/96                                                                      11665                              12312
                                                                           10717                              12378
                                                                           12681                              14719
                                                                           14902                              15826
12/97                                                                      14048                              16067
                                                                           16257                              18501
                                                                           17163                              19341
                                                                           15095                              17584
12/98                                                                      19324                              22287
                                                                           22066                              23704
                                                                           23570                              24617
                                                                           24595                              23716
12/99                                                                      39493                              29680
                                                                           49534                              31793
                                                                           44105                              30935
                                                                           47154                              29271
12/00                                                                      35483                              23021
                                                                           27300                              18210
                                                                           27815                              19743
                                                                           22097                              15911
12/01                                                                      24309                              18320
                                                                           23032                              17845
                                                                           19851                              14514
                                                                           16868                              12329
12/02                                                                      16412                              13211
                                                                           16507                              13070
                                                                           18613                              14940
                                                                           19069                              15524
12/03                                                                      20900                              17140
                                                                           21149                              17274
                                                                           21399                              17609
                                                                           20367                              16690
12/04                                                                      22370                              18220
                                                                           21645                              17475
                                                                           22291                              17905
                                                                           23653                              18623
12/05                                                                      24144                              19178

 ------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I              CLASS II
 TOTAL RETURNS                 since 7/03/95         since 9/18/00

 Since Inception                  10.41%                -11.60%

 10-year                           9.21                    N/A

 5-year                           -7.41                  -7.64

 1-year                            7.93                   7.64
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Emerging Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, David Walker, and Matthew Hart, Executive Directors of the Adviser; and Scott Miller, Vice President of the Adviser.

MARKET CONDITIONS

In the year ended December 31, 2005, the environment for growth investing continued to improve. Although the stock market's overall gain for the year was somewhat modest, a variety of factors helped support improved investor optimism. Generally speaking, corporate earnings surpassed expectations, balance sheets were healthy, and managements were more willing to buy back stocks, increase dividends, or complete mergers. The U.S. economy continued to grow moderately and showed its resilience in the wake of the Gulf Coast hurricanes. Despite some retrenching following the hurricanes, consumer spending and confidence remained robust. In addition, valuations of growth stocks became more attractive, presenting an environment where companies with higher-than-average growth prospects could be more likely to outperform the overall market.

However, the market's upward progress stalled at many points throughout the year. Widespread profit taking and inflation worries plagued investors in January and weak earnings in the auto industry cast a shadow in the spring. The market recovered somewhat in June and July, but sustained another hit as hurricane season ravaged the Gulf coast. In the storms' aftermath, oil and natural gas prices spiked to record highs and raised new doubts about consumers' resilience. The price of crude oil did retreat slightly by the end of the year, but natural gas prices remained at record highs. Rising interest rates also continued to give investors pause, as the Federal Open Market Committee (the
Fed) increased the federal funds rate at every meeting during the reporting period. Following the Fed's December meeting, speculation heightened that the rate increases may be nearing an end.

Large-cap stocks, in which the portfolio primarily invests, underperformed relative to small- and mid-cap stocks. However, we note that large-cap performance improved during the period, after several years of falling behind small-and mid-caps. Moreover, growth stocks performed nearly in line with value stocks for the year overall and, in fact, growth outperformed in the second half of the year. The best performing sector in the Russell 1000 Growth Index was energy and the weakest was consumer discretionary.

PERFORMANCE ANALYSIS

The portfolio returned 7.93 percent for the 12 months ended December 31, 2005 (Class I shares). In comparison, the portfolio's benchmark index, the Russell 1000 Growth Index, returned 5.26 percent for the period.

The portfolio generated the most significant gains in the information technology sector. Exposure to computer hardware, Internet software and services, and semiconductors added most to performance. Our stock picks in health care, led by biotechnology holdings, also benefited the portfolio. Here, selected holdings were rewarded by the market with positive earnings revisions, based on upbeat company-specific news. Energy was the benchmark's best performing sector, and the portfolio's overweight contributed to outsized gains relative to the Russell 1000 Growth Index. Although overall stock selection in energy had a somewhat negative effect on the portfolio's return, exposure to the oil and gas exploration and production industry and the coal and consumable fuels industry were notable positives. The portfolio lost ground in the consumer discretionary sector, but a comparative underweight helped mitigate some of the sector's negative performance. Stock selection here also had a negative impact on results, as leisure-related holdings--including hotels, resorts, restaurants, and casinos and gaming--fared poorly amid ongoing concerns about consumer spending. Select Internet retail exposure further detracted from returns within the consumer discretionary group.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

(1)Team members may change without notice from time to time.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       7.93%     7.64%         5.26%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 12/31/05
State Street Bank & Trust Co.                        6.1%
Apple Computer, Inc.                                 2.4
UnitedHealth Group, Inc.                             2.3
Google, Inc.                                         2.2
Marvell Technology Group Ltd.                        1.8
Motorola, Inc.                                       1.5
Amgen, Inc.                                          1.5
Texas Instruments, Inc.                              1.5
Hewlett-Packard Co.                                  1.5
Roche Holdings, Inc.                                 1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/05
Semiconductors                                       7.2%
Biotechnology                                        6.8
Communications Equipment                             5.9
Pharmaceuticals                                      5.3
Managed Health Care                                  4.9
Oil & Gas Equipment & Services                       4.2
Computer Hardware                                    3.9
Investment Banking & Brokerage                       3.8
Internet Software & Services                         3.5
Systems Software                                     2.8
Wireless Telecommunication Services                  2.3
Health Care Services                                 2.2
Application Software                                 2.0
Diversified Metals & Mining                          2.0
Oil & Gas Exploration & Production                   1.9
Apparel Retail                                       1.9
Department Stores                                    1.7
Apparel, Accessories & Luxury Goods                  1.7
Aerospace & Defense                                  1.7
Data Processing & Outsourcing Services               1.6
Publishing                                           1.6
Oil & Gas Refining & Marketing                       1.6
Semiconductor Equipment                              1.5
Railroads                                            1.3
Internet Retail                                      1.2
Specialized Finance                                  1.2
Life & Health Insurance                              1.2
Soft Drinks                                          1.1
Health Care Supplies                                 1.1
Asset Management & Custody Banks                     1.0
Home Improvement Retail                              1.0
Independent Power Producers & Energy Traders         1.0
Fertilizers & Agricultural Chemicals                 0.8
Food Retail                                          0.8
Industrial Conglomerates                             0.8
Household Products                                   0.8
Hotels, Resorts & Cruise Lines                       0.7
IT Consulting & Other Services                       0.7
Electronic Manufacturing Services                    0.7
Specialty Stores                                     0.6
Electric Utilities                                   0.6
Automotive Retail                                    0.6
Health Care Equipment                                0.6
Construction, Farm Machinery & Heavy Equipment       0.6
Homebuilding                                         0.5
Air Freight & Logistics                              0.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/05 -- CONTINUED
Property & Casualty                                  0.5
Computer Storage & Peripherals                       0.5
General Merchandise Stores                           0.5
Casinos & Gaming                                     0.3
Building Products                                    0.3
Thrifts & Mortgage Finance                           0.0
                                                   -----
Total Long-Term Investments                         93.5%
Short-Term Investments                               6.2
Other Assets in Excess of Liabilities                0.3
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings and Summary of Investments by Industry Classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                                              --------------------------------------------------
                                                                 7/01/05         12/31/05       7/01/05-12/31/05
Class I
  Actual....................................................    $1,000.00        $1,083.14           $4.10
  Hypothetical..............................................     1,000.00         1,021.31            3.97
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,081.68            5.40
  Hypothetical..............................................     1,000.00         1,020.01            5.24
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.78% and 1.03% for Class I, II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  93.5%
AEROSPACE & DEFENSE  1.7%
Boeing Co. .........................    75,000     $  5,268,000
Precision Castparts Corp. ..........    50,000        2,590,500
                                                   ------------
                                                      7,858,500
                                                   ------------

AIR FREIGHT & LOGISTICS  0.5%
C.H. Robinson Worldwide, Inc. ......    65,000        2,406,950
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.7%
Coach, Inc. (a).....................   160,000        5,334,400
Polo Ralph Lauren Corp. ............    45,000        2,526,300
                                                   ------------
                                                      7,860,700
                                                   ------------
APPAREL RETAIL  1.9%
AnnTaylor Stores Corp. (a)..........    70,000        2,416,400
Chico's FAS, Inc. (a)...............    95,000        4,173,350
Urban Outfitters, Inc. (a)..........    90,000        2,277,900
                                                   ------------
                                                      8,867,650
                                                   ------------
APPLICATION SOFTWARE  3.2%
Adobe Systems, Inc. (a).............   155,000        5,728,800
Autodesk, Inc. (a)..................   135,000        5,798,250
SAP AG--ADR (Germany)...............    85,000        3,830,950
                                                   ------------
                                                     15,358,000
                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Franklin Resources, Inc. ...........    50,000        4,700,500
                                                   ------------

AUTOMOTIVE RETAIL  0.6%
Advance Auto Parts, Inc. (a)........    67,500        2,933,550
                                                   ------------

BIOTECHNOLOGY  6.8%
Amgen, Inc. (a).....................    90,000        7,097,400
Celgene Corp. (a)...................    70,000        4,536,000
Genentech, Inc. (a).................    70,000        6,475,000
Genzyme Corp. (a)...................    75,000        5,308,500
Gilead Sciences, Inc. (a)...........   115,000        6,052,450
Protein Design Labs, Inc. (a).......    90,000        2,557,800
                                                   ------------
                                                     32,027,150
                                                   ------------
BUILDING PRODUCTS  0.3%
USG Corp. (a).......................    20,000        1,300,000
                                                   ------------

CASINOS & GAMING  0.3%
Penn National Gaming, Inc. (a)......    45,000        1,482,750
                                                   ------------

COMMUNICATIONS EQUIPMENT  5.9%
ADTRAN, Inc. .......................    55,000        1,635,700
Comverse Technology, Inc. (a).......   130,000        3,456,700
Corning, Inc. (a)...................   215,000        4,226,900
Harris Corp. .......................    55,000        2,365,550
Motorola, Inc. .....................   315,000        7,115,850
QUALCOMM, Inc. .....................   135,000        5,815,800
Scientific-Atlanta, Inc. ...........    75,000        3,230,250
                                                   ------------
                                                     27,846,750
                                                   ------------
COMPUTER HARDWARE  3.9%
Apple Computer, Inc. (a)............   160,000       11,502,400
Hewlett-Packard Co. ................   245,000        7,014,350
                                                   ------------
                                                     18,516,750
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  0.5%
EMC Corp. (a).......................   175,000        2,383,500
                                                   ------------

CONSTRUCTION MACHINERY  0.6%
Joy Global, Inc. ...................    67,500        2,700,000
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
DATA PROCESSING & OUTSOURCING SERVICES  1.6%
Global Payments, Inc. ..............    55,000     $  2,563,550
Paychex, Inc. ......................   135,000        5,146,200
                                                   ------------
                                                      7,709,750
                                                   ------------
DEPARTMENT STORES  1.7%
J.C. Penney Co., Inc. ..............    85,000        4,726,000
Nordstrom, Inc. ....................    90,000        3,366,000
                                                   ------------
                                                      8,092,000
                                                   ------------
DIVERSIFIED METALS & MINING  2.0%
Freeport-McMoRan Copper & Gold,
  Inc., Class B.....................    70,000        3,766,000
Peabody Energy Corp. ...............    70,000        5,769,400
                                                   ------------
                                                      9,535,400
                                                   ------------
ELECTRIC UTILITIES  0.6%
Edison International, Inc. .........    70,000        3,052,700
                                                   ------------

ELECTRONIC MANUFACTURING SERVICES  0.7%
Jabil Circuit, Inc. (a).............    85,000        3,152,650
                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.8%
Monsanto Co. .......................    50,000        3,876,500
                                                   ------------

FOOD RETAIL  0.8%
Whole Foods Market, Inc. ...........    50,000        3,869,500
                                                   ------------

GENERAL MERCHANDISE STORES  0.5%
Target Corp. .......................    40,000        2,198,800
                                                   ------------

HEALTH CARE EQUIPMENT  0.6%
St. Jude Medical, Inc. (a)..........    55,000        2,761,000
                                                   ------------

HEALTH CARE SERVICES  2.2%
Caremark Rx, Inc. (a)...............   110,000        5,696,900
Cerner Corp. (a)....................    25,000        2,272,750
Omnicare, Inc. .....................    45,000        2,574,900
                                                   ------------
                                                     10,544,550
                                                   ------------
HEALTH CARE SUPPLIES  1.1%
Alcon, Inc. (Switzerland)...........    40,000        5,184,000
                                                   ------------

HOME IMPROVEMENT RETAIL  1.0%
Lowe's Cos., Inc. ..................    70,000        4,666,200
                                                   ------------

HOMEBUILDING  0.5%
KB Home.............................    35,000        2,543,100
                                                   ------------

HOTELS, RESORTS & CRUISE LINES  0.7%
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    55,000        3,512,300
                                                   ------------

HOUSEHOLD PRODUCTS  0.8%
Procter & Gamble Co. ...............    63,375        3,668,145
                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  1.0%
TXU Corp. ..........................    90,000        4,517,100
                                                   ------------

INDUSTRIAL CONGLOMERATES  0.8%
General Electric Co. ...............   110,000        3,855,500
                                                   ------------

INTERNET RETAIL  1.2%
eBay, Inc. (a)......................   135,000        5,838,750
                                                   ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  3.5%
Google, Inc., Class A (a)...........    25,000     $ 10,371,500
Yahoo!, Inc. (a)....................   155,000        6,072,900
                                                   ------------
                                                     16,444,400
                                                   ------------
INVESTMENT BANKING & BROKERAGE  3.8%
Bear Stearns Co., Inc. .............    35,000        4,043,550
Charles Schwab Corp. ...............   245,000        3,594,150
Goldman Sachs Group, Inc. ..........    40,000        5,108,400
Lehman Brothers Holdings, Inc. .....    40,000        5,126,800
                                                   ------------
                                                     17,872,900
                                                   ------------
IT CONSULTING & OTHER SERVICES  0.7%
Cognizant Technology Solutions
  Corp., Class A (a)................    65,000        3,272,750
                                                   ------------

LIFE & HEALTH INSURANCE  1.2%
Prudential Financial, Inc. .........    75,000        5,489,250
                                                   ------------
MANAGED HEALTH CARE  4.9%
Aetna, Inc. ........................    50,000        4,715,500
Humana, Inc. (a)....................    65,000        3,531,450
UnitedHealth Group, Inc. ...........   172,500       10,719,150
WellPoint, Inc. (a).................    50,000        3,989,500
                                                   ------------
                                                     22,955,600
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  4.2%
Cal Dive International, Inc. (a)....    70,000        2,512,300
Cooper Cameron Corp. (a)............    60,000        2,484,000
Grant Prideco, Inc. (a).............    90,000        3,970,800
National-Oilwell Varco, Inc. (a)....    70,000        4,389,000
Schlumberger, Ltd. .................    65,000        6,314,750
                                                   ------------
                                                     19,670,850
                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION  1.9%
EOG Resources, Inc. ................    90,000        6,603,300
Ultra Petroleum Corp. (a)...........    45,000        2,511,000
                                                   ------------
                                                      9,114,300
                                                   ------------
OIL & GAS REFINING & MARKETING  1.6%
Sunoco, Inc. .......................    35,000        2,743,300
Valero Energy Corp. ................    90,000        4,644,000
                                                   ------------
                                                      7,387,300
                                                   ------------
PHARMACEUTICALS  5.3%
Allergan, Inc. .....................    40,000        4,318,400
AstraZeneca PLC--ADR (United
  Kingdom)..........................    65,000        3,159,000
Kos Pharmaceuticals, Inc. (a).......    25,000        1,293,250
Novartis AG--ADR (Switzerland)......    70,000        3,673,600
Roche Holdings, Inc.--ADR
  (Switzerland).....................    90,000        6,736,599
Schering-Plough Corp. ..............    90,000        1,876,500
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel)................    95,000        4,085,950
                                                   ------------
                                                     25,143,299
                                                   ------------
PROPERTY & CASUALTY  0.5%
ACE, Ltd. (Bermuda).................    45,000        2,404,800
                                                   ------------

PUBLISHING  1.6%
Getty Images, Inc. (a)..............    40,000        3,570,800
McGraw-Hill Co., Inc. ..............    75,000        3,872,250
                                                   ------------
                                                      7,443,050
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
RAILROADS  1.3%
Burlington Northern Santa Fe
  Corp. ............................    85,000     $  6,019,700
                                                   ------------

SEMICONDUCTOR EQUIPMENT  1.5%
Applied Materials, Inc. ............   220,000        3,946,800
Lam Research Corp. (a)..............    90,000        3,211,200
                                                   ------------
                                                      7,158,000
                                                   ------------
SEMICONDUCTORS  7.2%
Broadcom Corp., Class A (a).........   135,000        6,365,250
Intel Corp. ........................   175,000        4,368,000
Intersil Corp., Class A.............   125,000        3,110,000
Marvell Technology Group Ltd.
  (Bermuda) (a).....................   150,000        8,413,500
National Semiconductor Corp. .......   130,000        3,377,400
NVIDIA Corp. (a)....................    40,000        1,462,400
Texas Instruments, Inc. ............   220,000        7,055,400
                                                   ------------
                                                     34,151,950
                                                   ------------
SOFT DRINKS  1.1%
PepsiCo, Inc. ......................    90,000        5,317,200
                                                   ------------

SPECIALIZED FINANCE  1.2%
Chicago Mercantile Exchange.........    15,000        5,512,350
                                                   ------------

SPECIALTY STORES  0.6%
Tiffany & Co. ......................    80,000        3,063,200
                                                   ------------

SYSTEMS SOFTWARE  1.6%
Microsoft Corp. ....................   175,000        4,576,250
Red Hat, Inc. (a)...................   110,000        2,996,400
                                                   ------------
                                                      7,572,650
                                                   ------------
THRIFTS & MORTGAGE FINANCE  0.0%
Countrywide Financial Corp. ........         1               34
                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES  2.3%
America Movil S.A. de C.V., Series
  L--ADR (Mexico)...................   180,000        5,266,800
American Tower Corp., Class A (a)...   155,000        4,200,500
Nextel Partners, Inc., Class A
  (a)...............................    45,000        1,257,300
                                                   ------------
                                                     10,724,600
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  93.5%
(Cost $349,260,997)............................     441,538,878

REPURCHASE AGREEMENT  6.2%
State Street Bank & Trust Co. ($28,939,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.12%, dated 12/30/05, to be sold on 01/03/06
  at $28,952,248)
  (Cost $28,939,000)...........................      28,939,000
                                                   ------------

TOTAL INVESTMENTS  99.7%
  (Cost $378,199,997)..........................     470,477,878
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%....       1,614,499
                                                   ------------

NET ASSETS  100.0%.............................    $472,092,377
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $378,199,997).......................    $ 470,477,878
Cash........................................................                6
Receivables:
  Investments Sold..........................................        2,038,267
  Dividends.................................................          376,255
  Portfolio Shares Sold.....................................          296,177
  Interest..................................................            6,624
Other.......................................................           95,288
                                                                -------------
    Total Assets............................................      473,290,495
                                                                -------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................          536,954
  Investment Advisory Fee...................................          285,796
  Distributor and Affiliates................................          118,940
Trustees' Deferred Compensation and Retirement Plans........          135,591
Accrued Expenses............................................          120,837
                                                                -------------
    Total Liabilities.......................................        1,198,118
                                                                -------------
NET ASSETS..................................................    $ 472,092,377
                                                                =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $ 748,379,299
Net Unrealized Appreciation.................................       92,277,881
Accumulated Undistributed Net Investment Income.............         (118,500)
Accumulated Net Realized Loss...............................     (368,446,303)
                                                                -------------
NET ASSETS..................................................    $ 472,092,377
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $204,027,691 and
  7,284,559 shares of beneficial interest issued and
  outstanding)..............................................    $       28.01
                                                                =============
  Class II Shares (Based on net assets of $268,064,686 and
  9,638,429 shares of beneficial interest issued and
  outstanding)..............................................    $       27.81
                                                                =============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $43,618).....    $ 3,368,062
Interest....................................................        866,983
                                                                -----------
    Total Income............................................      4,235,045
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................      3,270,012
Distribution (12b-1) and Service Fees.......................        638,290
Custody.....................................................         48,803
Trustees' Fees and Related Expenses.........................         25,139
Shareholder Services........................................         17,619
Legal.......................................................         17,286
Other.......................................................        241,978
                                                                -----------
    Total Expenses..........................................      4,259,127
    Less Credits Earned on Cash Balances....................            700
                                                                -----------
    Net Expenses............................................      4,258,427
                                                                -----------
NET INVESTMENT LOSS.........................................    $   (23,382)
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $24,066,936
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     82,118,756
  End of the Period.........................................     92,277,881
                                                                -----------
Net Unrealized Appreciation During the Period...............     10,159,125
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $34,226,061
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $34,202,679
                                                                ===========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                  FOR THE
                                                                   YEAR ENDED               YEAR ENDED
                                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                                                ------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..................................      $    (23,382)            $     589,776
Net Realized Gain...........................................        24,066,936                41,073,671
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        10,159,125               (10,164,462)
                                                                  ------------             -------------
Change in Net Assets from Operations........................        34,202,679                31,498,985
                                                                  ------------             -------------

Distributions from Net Investment Income:
  Class I Shares............................................          (570,941)                      -0-
  Class II Shares...........................................           (31,865)                      -0-
                                                                  ------------             -------------
Total Distributions.........................................          (602,806)                      -0-
                                                                  ------------             -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        33,599,873                31,498,985
                                                                  ------------             -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        40,061,785               100,806,542
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           602,806                       -0-
Cost of Shares Repurchased..................................       (95,134,207)             (121,920,660)
                                                                  ------------             -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (54,469,616)              (21,114,118)
                                                                  ------------             -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................       (20,869,743)               10,384,867
NET ASSETS:
Beginning of the Period.....................................       492,962,120               482,577,253
                                                                  ------------             -------------
End of the Period (Including accumulated undistributed net
  investment income of $(118,500) and $494,428,
  respectively).............................................      $472,092,377             $ 492,962,120
                                                                  ============             =============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ------------------------------------------------------------
                                                                 2005         2004         2003         2002          2001
                                                                ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $26.02       $24.31       $19.09       $ 28.36       $ 41.44
                                                                ------       ------       ------       -------       -------
  Net Investment Income/Loss................................       .03(a)       .06(a)      (.06)(a)      (.04)(a)       .08
  Net Realized and Unrealized Gain/Loss.....................      2.03         1.65         5.28         (9.15)       (13.13)
                                                                ------       ------       ------       -------       -------
Total from Investment Operations............................      2.06         1.71         5.22         (9.19)       (13.05)
Less Distributions from Net Investment Income...............       .07          -0-          -0-           .08           .03
                                                                ------       ------       ------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $28.01       $26.02       $24.31       $ 19.09       $ 28.36
                                                                ======       ======       ======       =======       =======

Total Return................................................     7.93%        7.03%       27.34%       -32.48%       -31.49%
Net Assets at End of the Period (In millions)...............    $204.0       $235.3       $263.5       $ 229.3       $ 398.4
Ratio of Expenses to Average Net Assets.....................      .77%         .77%         .77%          .78%          .76%
Ratio of Net Investment Income/Loss to Average Net Assets...      .13%         .23%        (.27%)        (.15%)         .26%
Portfolio Turnover..........................................       98%         174%         170%          234%          174%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -------------------------------------------------------------
                                                                 2005         2004         2003         2002           2001
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $25.84       $24.20       $19.05       $ 28.30       $  41.41
                                                                ------       ------       ------       -------       --------
  Net Investment Income/Loss................................      (.03)(a)      -0-*(a)     (.11)(a)      (.09)(a)       (.03)
  Net Realized and Unrealized Gain/Loss.....................      2.00         1.64         5.26         (9.15)        (13.08)
                                                                ------       ------       ------       -------       --------
Total from Investment Operations............................      1.97         1.64         5.15         (9.24)        (13.11)
Less Distributions from Net Investment Income...............       -0-*         -0-          -0-           .01            -0-
                                                                ------       ------       ------       -------       --------
NET ASSET VALUE, END OF THE PERIOD..........................    $27.81       $25.84       $24.20       $ 19.05       $  28.30
                                                                ======       ======       ======       =======       ========

Total Return (b)............................................     7.64%        6.78%       27.03%       -32.65%        -31.66%
Net Assets at End of the Period (In millions)...............    $268.1       $257.6       $219.1       $ 124.1       $  121.6
Ratio of Expenses to Average Net Assets.....................     1.02%        1.02%        1.02%         1.03%          1.01%
Ratio of Net Investment Income/Loss to Average Net Assets...     (.12%)        .02%        (.52%)        (.40%)         (.10%)
Portfolio Turnover..........................................       98%         174%         170%          234%           174%

*   Amount is less than $.01.

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The Portfolio offers Class I shares and Class II shares. Each class of shares differs by its allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $23,976,703. At December 31, 2005, the Portfolio had an accumulated capital loss carryforward for tax purposes of $368,282,795 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$221,449,619................................................    December 31, 2009
 144,941,795................................................    December 31, 2010
   1,891,381................................................    December 31, 2011

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $378,363,505
                                                                ============
Gross tax unrealized appreciation...........................      95,208,109
Gross tax unrealized depreciation...........................      (3,093,736)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 92,114,373
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                  2005         2004
Distribution paid from:
  Ordinary Income...........................................    $602,806       $-0-

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences related to the Portfolio's investment in other regulated investment companies totaling $1,129 and long-term capital gains distributions from REITs totaling $9,413 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, permanent differences related to net operating loss totaling $22,195 and a permanent book and tax difference relating to distributions in excess of book income for the fiscal year 2005 totaling $1,607 were reclassified from accumulated undistributed net investment income to capital.

    As of December 31, 2005, the Portfolio did not have any undistributed taxable income.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody fee was reduced by $700 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .85% and 1.10% for Class I and II, respectively. For the year ended December 31, 2005, the Advisor did not waive any of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $17,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $30,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $69,172 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $114,192.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                    FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                                     DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                               -----------------------------       ------------------------------
                                                                 SHARES            VALUE             SHARES             VALUE
Sales:
  Class I..................................................       429,162       $ 11,171,196        1,749,519       $  43,339,641
  Class II.................................................     1,117,881         28,890,589        2,375,553          57,466,901
                                                               ----------       ------------       ----------       -------------
Total Sales................................................     1,547,043       $ 40,061,785        4,125,072       $ 100,806,542
                                                               ==========       ============       ==========       =============
Dividend Reinvestment:
  Class I..................................................        21,292       $    570,941              -0-       $         -0-
  Class II.................................................         1,273             31,865              -0-                 -0-
                                                               ----------       ------------       ----------       -------------
Total Dividend Reinvestment................................        22,565       $    602,806              -0-       $         -0-
                                                               ==========       ============       ==========       =============
Repurchases:
  Class I..................................................    (2,210,109)      $(57,554,606)      (3,547,310)      $ (86,904,544)
  Class II.................................................    (1,452,598)       (37,579,601)      (1,456,974)        (35,016,116)
                                                               ----------       ------------       ----------       -------------
Total Repurchases..........................................    (3,662,707)      $(95,134,207)      (5,004,284)      $(121,920,660)
                                                               ==========       ============       ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $432,829,830 and $482,169,827, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Emerging Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Emerging Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Emerging Growth Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2005. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Emerging Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Emerging Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT ANR EMG 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00270P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index and the Standard and Poor's 500(R) Index from 12/31/95 through 12/31/05 for Class I shares.
(LINE GRAPH)

                                                     VAN KAMPEN LIT          RUSSELL 1000(R) GROWTH
                                                  ENTERPRISE PORTFOLIO                INDEX                 S&P 500(R) INDEX
                                                  --------------------       ----------------------         ----------------
12/95                                                     10000                       10000                       10000
                                                          10817                       10537                       10537
                                                          11289                       11207                       11010
                                                          11894                       11611                       11350
12/96                                                     12479                       12312                       12296
                                                          12517                       12378                       12627
                                                          14641                       14719                       14829
                                                          16664                       15826                       15939
12/97                                                     16305                       16067                       16397
                                                          18806                       18501                       18684
                                                          19179                       19341                       19301
                                                          16312                       17584                       17380
12/98                                                     20381                       22287                       21081
                                                          21159                       23704                       22130
                                                          21739                       24617                       23691
                                                          20806                       23716                       22210
12/99                                                     25649                       29680                       25515
                                                          28545                       31793                       26099
                                                          27282                       30935                       25405
                                                          26440                       29271                       25156
12/00                                                     21895                       23021                       23186
                                                          17307                       18210                       20439
                                                          18325                       19743                       21634
                                                          15119                       15911                       18458
12/01                                                     17424                       18320                       20431
                                                          16743                       17845                       20489
                                                          14182                       14514                       17743
                                                          11797                       12329                       14679
12/02                                                     12314                       13211                       15918
                                                          12110                       13070                       15416
                                                          13586                       14940                       17789
                                                          13894                       15524                       18259
12/03                                                     15500                       17140                       20483
                                                          15488                       17274                       20829
                                                          15512                       17609                       21187
                                                          14717                       16690                       20791
12/04                                                     16128                       18220                       22710
                                                          15699                       17475                       22222
                                                          16224                       17905                       22526
                                                          16774                       18623                       23337
12/05                                                     17443                       19178                       23825

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 04/07/86         since 07/24/00

 Since Inception                    7.73%                 -8.23%

 10-year                            5.72                     --

 5-year                            -4.44                  -4.68

 1-year                             8.15                   7.88
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The S&P 500(R) Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Enterprise Portfolio is managed by the Adviser's Enterprise team.(1) Current members include Sandip Bhagat, Managing Director of the Adviser; and Feng Chang, Kevin Jung, Leah Modigliani and Hooman Yaghoobi, Executive Directors of the Adviser.

MARKET CONDITIONS

After rallying briskly in the final months of 2004, the stock market began 2005 on rockier ground. Stocks retreated amid profit taking and deteriorating sentiment. Investors grew increasingly apprehensive about soaring energy prices, inflationary pressures, the Federal Open Market Committee's (the Fed) interest rate tightenings, and the pace of economic growth. The misfortunes of the auto industry raised questions as to the strength of the U.S. economy. Sentiment was much improved by late spring, however. Encouraging economic data, increased consumer confidence, abating inflationary fears and generally good corporate earnings announcements boosted stocks, despite protracted highs in energy prices.

The markets entered choppier waters in August. Mixed economic data and additional increases in the federal funds rate unsettled investors. The Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Record gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well. These included favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

PERFORMANCE ANALYSIS

The portfolio returned 8.15 percent for the 12 months ended December 31, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the Russell 1000(R) Growth Index and the S&P 500(R) Index, returned 5.26 percent and 4.91 percent for the period, respectively.

Stock selection in the health care sector was particularly advantageous. A number of biotechnology stocks contributed standout performance, propelled by positive clinical trial data and a positive regulatory environment. The portfolio also benefited from its commitment to healthcare services providers, which rose due to factors such as growing plan enrollments and higher profit margins. Our investment discipline led us to de-emphasize the generally lackluster large-cap pharmaceutical group, which further enhanced relative performance. A sector-level overweight versus the Russell 1000(R) Growth Index was favorable as well.

In addition to health care, stock selection in other areas, including the materials sector, bolstered returns.

The portfolio's energy holdings provided a solid boost to absolute performance. Here, we preferred larger-capitalization names, such as leading integrated oil companies. Our preference for such companies tempered the performance of the portfolio's energy component relative to that of the Russell 1000(R) Growth Index. Within the energy sector of the index, the smaller and more historically volatile stocks posted the strongest gains.

The portfolio's technology holdings included pockets of weakness. Our long-term discipline favored companies with more earnings visibility and earnings history. This bias was out of step with the market trends during the period, as investors rewarded riskier stocks. Additionally, certain technology stocks declined due to company-specific reasons.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

-----------------------------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX    S&P 500(R) INDEX

       8.15%     7.88%         5.26%            4.91%
-----------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's return would have been lower.

(1)Team members may change without notice from time to time.

TOP TEN HOLDINGS AS OF 12/31/05
UnitedHealth Group, Inc                              3.8%
Amgen, Inc                                           2.8
Procter & Gamble Co.                                 2.4
Microsoft Corp.                                      2.4
Dell, Inc.                                           2.3
United Technologies Corp.                            2.3
Intel Corp.                                          2.2
Celgene Corp.                                        2.1
Johnson & Johnson                                    2.0
CVS Corp.                                            1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/05
Managed Health Care                                  7.6%
Biotechnology                                        6.9
Communications Equipment                             5.7
Semiconductors                                       5.2
Pharmaceuticals                                      4.9
Application Software                                 3.9
Computer Hardware                                    3.6
Apparel Retail                                       3.4
Aerospace & Defense                                  3.1
Systems Software                                     2.8
Health Care Services                                 2.8
Household Products                                   2.7
Industrial Conglomerates                             2.6
Internet Software & Services                         2.2
Consumer Finance                                     2.2
Hotels, Resorts & Cruise Lines                       2.0
Soft Drinks                                          1.8
Drug Retail                                          1.8
Construction & Farm Machinery &
  Heavy Trucks                                       1.7
Data Processing & Outsourcing Services               1.6
Investment Banking & Brokerage                       1.5
Health Care Equipment                                1.4
Computer Storage & Peripherals                       1.4
Distillers & Vintners                                1.3
Industrial Machinery                                 1.3
Electrical Components & Equipment                    1.3
Oil & Gas Exploration & Production                   1.2
Packaged Foods & Meats                               1.2
Diversified Banks                                    1.1
Department Stores                                    1.1
Air Freight & Logistics                              1.0
Semiconductor Equipment                              0.8
Diversified Metals & Mining                          0.8
Railroads                                            0.8
Restaurants                                          0.8
Specialty Stores                                     0.8
Steel                                                0.7
Oil & Gas Drilling                                   0.7
Household Appliances                                 0.7
Movies & Entertainment                               0.7
Oil & Gas Equipment & Services                       0.6
Internet Retail                                      0.6
Independent Power Producers & Energy Traders         0.6
General Merchandise Stores                           0.6
Apparel, Accessories & Luxury Goods                  0.5
Diversified Commercial & Professional Services       0.5
Food Retail                                          0.5
IT Consulting & Other Services                       0.5
Education Services                                   0.5
Home Improvement Retail                              0.4
Electronic Equipment Manufacturers                   0.4
Casinos & Gaming                                     0.4
Footwear                                             0.4
Thrifts & Mortgage Finance                           0.4
Multi-line Insurance                                 0.4
Technology Distributors                              0.4
Leisure Products                                     0.4
Automotive Retail                                    0.3
Oil & Gas Refining & Marketing                       0.3
Diversified Chemicals                                0.3
Integrated Oil & Gas                                 0.3
Asset Management & Custody Banks                     0.2
Personal Products                                    0.1
                                                   -----
Total Long-Term Investments                         98.7%
Short-Term Investments                               1.6
Liabilities in Excess of Other Assets               -0.3
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING            EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                -------------------------------------------------------
                                                                   7/1/05             12/31/05          7/1/05-12/31/05
Class I
  Actual....................................................      $1,000.00           $1,075.11              $3.14
  Hypothetical..............................................       1,000.00            1,022.21               3.06
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,073.53               4.44
  Hypothetical..............................................       1,000.00            1,020.91               4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  98.7%
AEROSPACE & DEFENSE  3.1%
Precision Castparts Corp. ..........    19,300     $    999,933
United Technologies Corp. ..........    55,100        3,080,641
                                                   ------------
                                                      4,080,574
                                                   ------------

AIR FREIGHT & LOGISTICS  1.0%
FedEx Corp. ........................    12,300        1,271,697
                                                   ------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.5%
Coach, Inc. (a).....................    20,700          690,138
                                                   ------------
APPAREL RETAIL  3.4%
Abercrombie & Fitch Co., Class A....    30,900        2,014,062
American Eagle Outfitters, Inc. ....    72,000        1,654,560
bebe stores, inc....................    25,100          352,153
Chico's FAS, Inc. (a)...............     3,400          149,362
Pacific Sunwear of California, Inc.
  (a)...............................    17,000          423,640
                                                   ------------
                                                      4,593,777
                                                   ------------
APPLICATION SOFTWARE  3.9%
Adobe Systems, Inc. (a).............    50,900        1,881,264
Autodesk, Inc. (a)..................    16,000          687,200
Cadence Design Systems, Inc. (a)....    32,600          551,592
Fair Isaac Corp. ...................    12,500          552,125
Hyperion Solutions Corp. (a)........    11,200          401,184
SAP AG--ADR (Germany)...............    26,300        1,185,341
                                                   ------------
                                                      5,258,706
                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.2%
Ameriprise Financial, Inc. .........     7,050          289,050
                                                   ------------

AUTOMOTIVE RETAIL  0.3%
O'Reilly Automotive, Inc. (a).......    13,500          432,135
                                                   ------------

BIOTECHNOLOGY  6.9%
Amgen, Inc. (a).....................    46,800        3,690,648
Celgene Corp. (a)...................    42,700        2,766,960
Gilead Sciences, Inc. (a)...........    44,700        2,352,561
MedImmune, Inc. (a).................    13,000          455,260
                                                   ------------
                                                      9,265,429
                                                   ------------
CASINOS & GAMING  0.4%
Penn National Gaming, Inc. (a)......    17,400          573,330
                                                   ------------
COMMUNICATIONS EQUIPMENT  5.7%
ADTRAN, Inc. .......................    42,300        1,258,002
Cisco Systems, Inc. (a).............    33,100          566,672
Comverse Technology, Inc. (a).......    23,500          624,865
Corning, Inc. (a)...................   103,900        2,042,674
Harris Corp. .......................    10,400          447,304
Motorola, Inc. .....................    70,600        1,594,854
QUALCOMM, Inc. .....................    12,000          516,960
Scientific-Atlanta, Inc. ...........    13,600          585,752
                                                   ------------
                                                      7,637,083
                                                   ------------
COMPUTER HARDWARE  3.6%
Apple Computer, Inc. (a)............    24,200        1,739,738
Dell, Inc. (a)......................   102,800        3,082,972
                                                   ------------
                                                      4,822,710
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.4%
EMC Corp. (a).......................   106,300        1,447,806
SanDisk Corp. (a)...................     6,000          376,920
                                                   ------------
                                                      1,824,726
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS  1.7%
Caterpillar, Inc. ..................    13,400     $    774,118
Cummins, Inc. ......................     5,200          466,596
Deere & Co. ........................     9,000          612,990
Oshkosh Truck Corp. ................     9,900          441,441
                                                   ------------
                                                      2,295,145
                                                   ------------
CONSUMER FINANCE  2.2%
American Express Co. ...............    35,050        1,803,673
Capital One Financial Corp. ........    12,300        1,062,720
                                                   ------------
                                                      2,866,393
                                                   ------------
DATA PROCESSING & OUTSOURCING SERVICES  1.6%
Automatic Data Processing, Inc. ....    25,400        1,165,606
Ceridian Corp. (a)..................    16,300          405,055
First Data Corp. ...................    13,200          567,732
                                                   ------------
                                                      2,138,393
                                                   ------------
DEPARTMENT STORES  1.1%
J.C. Penney Co., Inc. ..............     7,300          405,880
Nordstrom, Inc. ....................    28,100        1,050,940
                                                   ------------
                                                      1,456,820
                                                   ------------
DISTILLERS & VINTNERS  1.3%
Brown-Forman Corp., Class B.........    22,700        1,573,564
Constellation Brands, Inc.,
  Class A (a).......................     8,300          217,709
                                                   ------------
                                                      1,791,273
                                                   ------------
DIVERSIFIED BANKS  1.1%
Bank of America Corp. ..............    32,600        1,504,490
                                                   ------------

DIVERSIFIED CHEMICALS  0.3%
Dow Chemical Co. ...................     8,600          376,852
                                                   ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  0.5%
Brink's Co. ........................    14,000          670,740
                                                   ------------

DIVERSIFIED METALS & MINING  0.8%
Cameco Corp. (Canada)...............     8,500          538,815
Freeport-McMoRan Copper & Gold,
  Inc., Class B.....................    10,300          554,140
                                                   ------------
                                                      1,092,955
                                                   ------------
DRUG RETAIL  1.8%
CVS Corp. ..........................    90,400        2,388,368
                                                   ------------

EDUCATION SERVICES  0.5%
Career Education Corp. (a)..........    18,000          606,960
                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.3%
AMETEK, Inc. .......................    20,700          880,578
Rockwell Automation, Inc. ..........    15,000          887,400
                                                   ------------
                                                      1,767,978
                                                   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
Mettler-Toledo International, Inc.
  (a)...............................    10,400          574,080
                                                   ------------

FOOD RETAIL  0.5%
Safeway, Inc. ......................    28,200          667,212
                                                   ------------

FOOTWEAR  0.4%
Reebok International, Ltd. .........     9,600          559,008
                                                   ------------

GENERAL MERCHANDISE STORES  0.6%
Target Corp. .......................    13,300          731,101
                                                   ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
HEALTH CARE EQUIPMENT  1.4%
Becton, Dickinson & Co. ............    11,100     $    666,888
St. Jude Medical, Inc. (a)..........    24,500        1,229,900
                                                   ------------
                                                      1,896,788
                                                   ------------
HEALTH CARE SERVICES  2.8%
Caremark Rx, Inc. (a)...............    18,600          963,294
Express Scripts, Inc. (a)...........     8,500          712,300
Laboratory Corp. of America Holdings
  (a)...............................    11,800          635,430
Medco Health Solutions, Inc. (a)....    14,000          781,200
Quest Diagnostics, Inc. ............    11,200          576,576
                                                   ------------
                                                      3,668,800
                                                   ------------
HOME IMPROVEMENT RETAIL  0.4%
Home Depot, Inc. ...................    14,200          574,816
                                                   ------------
HOTELS, RESORTS & CRUISE LINES  2.0%
Marriott International, Inc., Class
  A.................................    18,700        1,252,339
Starwood Hotels & Resorts
  Worldwide, Inc. ..................    21,400        1,366,604
                                                   ------------
                                                      2,618,943
                                                   ------------
HOUSEHOLD APPLIANCES  0.7%
Black & Decker Corp. ...............     6,600          573,936
The Stanley Works...................     8,400          403,536
                                                   ------------
                                                        977,472
                                                   ------------
HOUSEHOLD PRODUCTS  2.7%
Church & Dwight Co., Inc. ..........    10,200          336,906
Procter & Gamble Co. ...............    56,377        3,263,101
                                                   ------------
                                                      3,600,007
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.6%
TXU Corp. ..........................    15,000          752,850
                                                   ------------

INDUSTRIAL CONGLOMERATES  2.6%
General Electric Co. ...............    59,600        2,088,980
Tyco International, Ltd.
  (Bermuda).........................    49,900        1,440,114
                                                   ------------
                                                      3,529,094
                                                   ------------
INDUSTRIAL MACHINERY  1.3%
Danaher Corp. ......................    21,800        1,216,004
Ingersoll-Rand Co. Ltd.,
  Class A (Bermuda).................    13,700          553,069
                                                   ------------
                                                      1,769,073
                                                   ------------
INTEGRATED OIL & GAS  0.3%
Exxon Mobil Corp. ..................     6,500          365,105
                                                   ------------
INTERNET RETAIL  0.6%
eBay, Inc. (a)......................    17,900          774,175
                                                   ------------

INTERNET SOFTWARE & SERVICES  2.2%
Google, Inc., Class A (a)...........     1,400          580,804
Yahoo!, Inc. (a)....................    60,300        2,362,554
                                                   ------------
                                                      2,943,358
                                                   ------------
INVESTMENT BANKING & BROKERAGE  1.5%
Merrill Lynch & Co., Inc. ..........    29,500        1,998,035
                                                   ------------

IT CONSULTING & OTHER SERVICES  0.5%
Cognizant Technology Solutions
  Corp., Class A (a)................    13,200          664,620
                                                   ------------
LEISURE PRODUCTS  0.4%
Brunswick Corp. ....................    11,300          459,458
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
MANAGED HEALTH CARE  7.6%
Aetna, Inc. ........................    21,100     $  1,989,941
Coventry Health Care, Inc. (a)......    31,350        1,785,696
UnitedHealth Group, Inc. ...........    81,000        5,033,340
WellPoint, Inc. (a).................    16,600        1,324,514
                                                   ------------
                                                     10,133,491
                                                   ------------
MOVIES & ENTERTAINMENT  0.7%
News Corp., Class A.................    60,500          940,775
                                                   ------------

MULTI-LINE INSURANCE  0.4%
Unitrin, Inc. ......................    11,300          509,065
                                                   ------------

OIL & GAS DRILLING  0.7%
Helmerich & Payne, Inc. ............     6,600          408,606
Patterson--UTI Energy, Inc. ........    17,400          573,330
                                                   ------------
                                                        981,936
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  0.6%
Baker Hughes, Inc. .................    14,000          850,920
                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION  1.2%
Chesapeake Energy Corp. ............    15,600          494,988
Newfield Exploration Co. (a)........     9,500          475,665
XTO Energy, Inc. ...................    15,400          676,676
                                                   ------------
                                                      1,647,329
                                                   ------------
OIL & GAS REFINING & MARKETING  0.3%
Sunoco, Inc. .......................     5,400          423,252
                                                   ------------

PACKAGED FOODS & MEATS  1.2%
Hershey Co. ........................    16,900          933,725
Wm. Wrigley Jr. Co. ................     9,300          618,357
                                                   ------------
                                                      1,552,082
                                                   ------------
PERSONAL PRODUCTS  0.1%
Avon Products, Inc. ................     5,600          159,880
                                                   ------------

PHARMACEUTICALS  4.9%
Allergan, Inc. .....................     8,900          960,844
Barr Pharmaceuticals, Inc. (a)......    10,900          678,961
Forest Laboratories, Inc. (a).......    15,000          610,200
Johnson & Johnson (b)...............    44,700        2,686,470
Wyeth...............................    35,700        1,644,699
                                                   ------------
                                                      6,581,174
                                                   ------------
RAILROADS  0.8%
Burlington Northern Santa Fe
  Corp. ............................     7,700          545,314
CSX Corp. ..........................    10,700          543,239
                                                   ------------
                                                      1,088,553
                                                   ------------
RESTAURANTS  0.8%
Darden Restaurants, Inc. ...........    10,600          412,128
Yum! Brands, Inc. ..................    13,100          614,128
                                                   ------------
                                                      1,026,256
                                                   ------------
SEMICONDUCTOR EQUIPMENT  0.8%
Applied Materials, Inc. ............    61,700        1,106,898
                                                   ------------

SEMICONDUCTORS  5.2%
Broadcom Corp., Class A (a).........    15,100          711,965
Intel Corp. ........................   118,200        2,950,272
National Semiconductor Corp. .......    20,400          529,992
NVIDIA Corp. (a)....................    31,600        1,155,296
Texas Instruments, Inc. ............    48,500        1,555,395
                                                   ------------
                                                      6,902,920
                                                   ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
SOFT DRINKS  1.8%
Pepsi Bottling Group, Inc. .........    15,000     $    429,150
PepsiCo, Inc. ......................    34,200        2,020,536
                                                   ------------
                                                      2,449,686
                                                   ------------
SPECIALTY STORES  0.8%
Claire's Stores, Inc. ..............    33,900          990,558
                                                   ------------

STEEL  0.7%
Allegheny Technologies, Inc. .......    27,400          988,592
                                                   ------------

SYSTEMS SOFTWARE  2.8%
McAfee, Inc. (a)....................    20,900          567,017
Microsoft Corp. ....................   121,400        3,174,610
                                                   ------------
                                                      3,741,627
                                                   ------------
TECHNOLOGY DISTRIBUTORS  0.4%
Avnet, Inc. (a).....................    20,900          500,346
                                                   ------------

THRIFTS & MORTGAGE FINANCE  0.4%
Radian Group, Inc. .................     9,300          544,887
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  98.7%
(Cost $110,693,739)............................     131,939,944

DESCRIPTION                                           VALUE
---------------------------------------------------------------
---------------------------------------------------------------
REPURCHASE AGREEMENT  1.6%
State Street Bank & Trust Co. ($2,172,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.12%, dated 12/30/05, to be sold on 01/03/06
  at $2,172,994)
  (Cost $2,172,000)............................    $  2,172,000
                                                   ------------

TOTAL INVESTMENTS  100.3%
  (Cost $112,865,739)..........................     134,111,944
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.3%)...............................        (372,751)
                                                   ------------

NET ASSETS  100.0%.............................    $133,739,193
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
S & P 500 Index Futures, March 2006 (Current Notional Value
  of $313,700 per contract).................................       5              $(14,025)
                                                                 ------           --------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $112,865,739).......................    $134,111,944
Cash........................................................             765
Receivables:
  Investments Sold..........................................       8,766,014
  Dividends.................................................         105,543
  Portfolio Shares Sold.....................................           2,052
  Interest..................................................             497
Other.......................................................         149,055
                                                                ------------
    Total Assets............................................     143,135,870
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       8,962,795
  Portfolio Shares Repurchased..............................          63,872
  Investment Advisory Fee...................................          36,950
  Distributor and Affiliates................................          12,753
  Variation Margin on Futures...............................           6,625
Trustees' Deferred Compensation and Retirement Plans........         220,068
Accrued Expenses............................................          93,614
                                                                ------------
    Total Liabilities.......................................       9,396,677
                                                                ------------
NET ASSETS..................................................    $133,739,193
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $173,265,924
Net Unrealized Appreciation.................................      21,232,180
Accumulated Undistributed Net Investment Income.............         305,190
Accumulated Net Realized Loss...............................     (61,064,101)
                                                                ------------
NET ASSETS..................................................    $133,739,193
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $112,864,843 and
  7,730,468 shares of beneficial interest issued and
  outstanding)..............................................    $      14.60
                                                                ============
  Class II Shares (Based on net assets of $20,874,350 and
  1,429,951 shares of beneficial interest issued and
  outstanding)..............................................    $      14.60
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,798)......    $ 1,293,464
Interest....................................................         81,393
                                                                -----------
    Total Income............................................      1,374,857
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        681,859
Shareholder Reports.........................................         73,449
Distribution (12b-1) and Service Fees.......................         49,879
Trustees' Fees and Related Expenses.........................         29,458
Custody.....................................................         28,938
Shareholder Services........................................         16,307
Legal.......................................................          7,142
Other.......................................................         82,796
                                                                -----------
    Total Expenses..........................................        969,828
    Investment Advisory Fee Reduction.......................        101,542
    Less Credits Earned on Cash Balances....................            176
                                                                -----------
    Net Expenses............................................        868,110
                                                                -----------
NET INVESTMENT INCOME.......................................    $   506,747
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 4,884,406
  Futures...................................................         84,155
                                                                -----------
Net Realized Gain...........................................      4,968,561
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     16,421,574
                                                                -----------
  End of the Period:
    Investments.............................................     21,246,205
    Futures.................................................        (14,025)
                                                                -----------
                                                                 21,232,180
                                                                -----------
Net Unrealized Appreciation During the Period...............      4,810,606
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 9,779,167
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $10,285,914
                                                                ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    506,747            $    969,276
Net Realized Gain...........................................         4,968,561               9,743,987
Net Unrealized Appreciation/Depreciation During the
  Period....................................................         4,810,606              (5,306,530)
                                                                  ------------            ------------
Change in Net Assets from Operations........................        10,285,914               5,406,733
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (875,117)               (514,067)
  Class II Shares...........................................           (93,325)                (24,420)
                                                                  ------------            ------------
Total Distributions.........................................          (968,442)               (538,487)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         9,317,472               4,868,246
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         6,479,138              10,724,773
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           968,442                 538,487
Cost of Shares Repurchased..................................       (30,031,822)            (26,588,577)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (22,584,242)            (15,325,317)
                                                                  ------------            ------------
TOTAL DECREASE IN NET ASSETS................................       (13,266,770)            (10,457,071)
NET ASSETS:
Beginning of the Period.....................................       147,005,963             157,463,034
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $305,190 and $773,325,
  respectively).............................................      $133,739,193            $147,005,963
                                                                  ============            ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ------------------------------------------------------------
                                                                 2005         2004         2003         2002          2001
                                                                ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $13.60       $13.12       $10.48       $ 14.89       $ 20.27
                                                                ------       ------       ------       -------       -------
  Net Investment Income.....................................       .06          .10          .05           .06           .06
  Net Realized and Unrealized Gain/Loss.....................      1.04          .43         2.65         (4.41)        (4.20)
                                                                ------       ------       ------       -------       -------
Total from Investment Operations............................      1.10          .53         2.70         (4.35)        (4.14)
                                                                ------       ------       ------       -------       -------
Less:
  Distributions from Net Investment Income..................       .10          .05          .06           .06           .03
  Distributions from Net Realized Gain......................       -0-          -0-          -0-           -0-          1.21
                                                                ------       ------       ------       -------       -------
Total Distributions.........................................       .10          .05          .06           .06          1.24
                                                                ------       ------       ------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $14.60       $13.60       $13.12       $ 10.48       $ 14.89
                                                                ======       ======       ======       =======       =======

Total Return*...............................................     8.15%        4.05%       25.88%       -29.33%       -20.42%
Net Assets at End of the Period (In millions)...............    $112.9       $126.7       $140.0       $ 121.3       $ 150.7
Ratio of Expenses to Average Net Assets*....................      .60%         .60%         .60%          .60%          .60%
Ratio of Net Investment Income to Average Net Assets*.......      .41%         .68%         .40%          .45%          .37%
Portfolio Turnover..........................................       43%         155%         145%           97%           89%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .68%         .63%         .64%          .67%          .62%
   Ratio of Net Investment Income to Average Net Assets.....      .33%         .65%         .36%          .38%          .35%

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ------------------------------------------------------------
                                                                 2005         2004         2003         2002          2001
                                                                ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $13.60       $13.12       $10.47       $ 14.89       $ 20.29
                                                                ------       ------       ------       -------       -------
  Net Investment Income.....................................       .02          .06          .02           .02           .02
  Net Realized and Unrealized Gain/Loss.....................      1.04          .44         2.66         (4.42)        (4.20)
                                                                ------       ------       ------       -------       -------
Total from Investment Operations............................      1.06          .50         2.68         (4.40)        (4.18)
                                                                ------       ------       ------       -------       -------
Less:
  Distributions from Net Investment Income..................       .06          .02          .03           .02           .01
  Distributions from Net Realized Gain......................       -0-          -0-          -0-           -0-          1.21
                                                                ------       ------       ------       -------       -------
Total Distributions.........................................       .06          .02          .03           .02          1.22
                                                                ------       ------       ------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $14.60       $13.60       $13.12       $ 10.47       $ 14.89
                                                                ======       ======       ======       =======       =======

Total Return*(a)............................................     7.88%        3.79%       25.68%       -29.58%       -20.60%
Net Assets at End of the Period (In millions)...............    $ 20.9       $ 20.3       $ 17.5       $   9.1       $   9.1
Ratio of Expenses to Average Net Assets*....................      .85%         .85%         .85%          .85%          .85%
Ratio of Net Investment Income to Average Net Assets*.......      .16%         .46%         .17%          .20%          .16%
Portfolio Turnover..........................................       43%         155%         145%           97%           89%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .93%         .88%         .89%          .92%          .87%
   Ratio of Net Investment Income to Average Net Assets.....      .08%         .43%         .13%          .13%          .15%

(a) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II shares. Each class of shares differs by the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $4,295,079. At December 31, 2005, the Portfolio had an accumulated capital loss carryforward for tax purposes of $60,671,090, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$20,527,465.................................................    December 31, 2009
 39,095,738.................................................    December 31, 2010
  1,047,887.................................................    December 31, 2011

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $113,272,777
                                                                ============
Gross tax unrealized appreciation...........................    $ 23,325,650
Gross tax unrealized depreciation...........................      (2,486,483)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 20,839,167
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                  2005           2004
Distributions paid from:
  Ordinary income...........................................    $968,442       $538,487
  Long-term capital gain....................................         -0-            -0-
                                                                --------       --------
                                                                $968,442       $538,487
                                                                ========       ========

    Due to inherent differences in the recognition of income, expense, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $2,777 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent difference relating to long-term gain distributions from REIT investments totaling $3,663 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $502,408

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses related to wash sale transactions and gains and losses recognized for tax purposes on open futures positions on December 31, 2005.

E. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody fee was reduced by $176 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2005 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2005, the Adviser waived approximately $101,500 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $7,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $18,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $117,322 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,368.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                         YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                                -----------------------------       -----------------------------
                                                                  SHARES            VALUE             SHARES            VALUE
Sales:
  Class I...................................................       247,778       $  3,378,267          397,882       $  5,133,368
  Class II..................................................       226,914          3,100,871          433,962          5,591,405
                                                                ----------       ------------       ----------       ------------
Total Sales.................................................       474,692       $  6,479,138          831,844       $ 10,724,773
                                                                ==========       ============       ==========       ============
Dividend Reinvestment:
  Class I...................................................        66,548       $    875,117           39,574       $    514,067
  Class II..................................................         7,086             93,325            1,877             24,420
                                                                ----------       ------------       ----------       ------------
Total Dividend Reinvestment.................................        73,634       $    968,442           41,451       $    538,487
                                                                ==========       ============       ==========       ============
Repurchases:
  Class I...................................................    (1,899,736)      $(25,948,233)      (1,792,885)      $(23,085,251)
  Class II..................................................      (298,789)        (4,083,589)        (273,063)        (3,503,326)
                                                                ----------       ------------       ----------       ------------
Total Repurchases...........................................    (2,198,525)      $(30,031,822)      (2,065,948)      $(26,588,577)
                                                                ==========       ============       ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $56,770,395 and $75,060,642, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2005, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2004............................        20
Futures Opened..............................................       461
Futures Closed..............................................      (476)
                                                                  ----
Outstanding at December 31, 2005............................         5
                                                                  ====

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to the Portfolio's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Enterprise Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Enterprise Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2005. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND          SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (60)                Trustee        Trustee       Chairman and Chief               66        Trustee/Director/Managing
Blistex Inc.                                     since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                               Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                            health care products
                                                               manufacturer. Director of
                                                               the Heartland Alliance, a
                                                               nonprofit organization
                                                               serving human needs based
                                                               in Chicago. Director of
                                                               St. Vincent de Paul
                                                               Center, a Chicago based
                                                               day care facility serving
                                                               the children of low
                                                               income families. Board
                                                               member of the Illinois
                                                               Manufacturers'
                                                               Association.

Jerry D. Choate (67)              Trustee        Trustee       Prior to January 1999,           64        Trustee/Director/Managing
33971 Selva Road                                 since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                      Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                           Allstate Corporation                       Director of Amgen Inc., a
                                                               ("Allstate") and Allstate                  biotechnological company,
                                                               Insurance Company. Prior                   and Director of Valero
                                                               to January 1995,                           Energy Corporation, an
                                                               President and Chief                        independent refining
                                                               Executive Officer of                       company.
                                                               Allstate. Prior to August
                                                               1994, various management
                                                               positions at Allstate.

Rod Dammeyer (65)                 Trustee        Trustee       President of CAC, L.L.C.,        66        Trustee/Director/Managing
CAC, L.L.C.                                      since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                     offering capital                           in the Fund Complex.
Suite 980                                                      investment and management                  Director of Stericycle,
San Diego, CA 92122-6223                                       advisory services. Prior                   Inc., Ventana Medical
                                                               to February 2001, Vice                     Systems, Inc., and GATX
                                                               Chairman and Director of                   Corporation, and Trustee
                                                               Anixter International,                     of The Scripps Research
                                                               Inc., a global                             Institute. Prior to
                                                               distributor of wire,                       January 2005, Trustee of
                                                               cable and communications                   the University of Chicago
                                                               connectivity products.                     Hospitals and Health
                                                               Prior to July 2000,                        Systems. Prior to April
                                                               Managing Partner of                        2004, Director of
                                                               Equity Group Corporate                     TheraSense, Inc. Prior to
                                                               Investment (EGI), a                        January 2004, Director of
                                                               company that makes                         TeleTech Holdings Inc.
                                                               private investments in                     and Arris Group, Inc.
                                                               other companies.                           Prior to May 2002,
                                                                                                          Director of Peregrine
                                                                                                          Systems Inc. Prior to
                                                                                                          February 2001, Director
                                                                                                          of IMC Global Inc. Prior
                                                                                                          to July 2000, Director of
                                                                                                          Allied Riser
                                                                                                          Communications Corp.,
                                                                                                          Matria Healthcare Inc.,
                                                                                                          Transmedia Networks,
                                                                                                          Inc., CNA Surety, Corp.
                                                                                                          and Grupo Azcarero Mexico
                                                                                                          (GAM).


VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND          SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (57)           Trustee        Trustee       Managing Partner of              64        Trustee/Director/Managing
Heidrick & Struggles                             since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                         executive search firm.                     in the Fund Complex.
Suite 7000                                                     Trustee on the University
Chicago, IL 60606                                              of Chicago Hospitals
                                                               Board, Vice Chair of the
                                                               Board of the YMCA of
                                                               Metropolitan Chicago and
                                                               a member of the Women's
                                                               Board of the University
                                                               of Chicago. Prior to
                                                               1997, Partner of Ray &
                                                               Berndtson, Inc., an
                                                               executive recruiting
                                                               firm. Prior to 1996,
                                                               Trustee of The
                                                               International House
                                                               Board, a fellowship and
                                                               housing organization for
                                                               international graduate
                                                               students. Prior to 1995,
                                                               Executive Vice President
                                                               of ABN AMRO, N.A., a bank
                                                               holding company. Prior to
                                                               1990, Executive Vice
                                                               President of The Exchange
                                                               National Bank.

R. Craig Kennedy (54)             Trustee        Trustee       Director and President of        64        Trustee/Director/Managing
1744 R Street, NW                                since 1995    the German Marshall Fund                   General Partner of funds
Washington, DC 20009                                           of the United States, an                   in the Fund Complex.
                                                               independent U.S.
                                                               foundation created to
                                                               deepen understanding,
                                                               promote collaboration and
                                                               stimulate exchanges of
                                                               practical experience
                                                               between Americans and
                                                               Europeans. Formerly,
                                                               advisor to the Dennis
                                                               Trading Group Inc., a
                                                               managed futures and
                                                               option company that
                                                               invests money for
                                                               individuals and
                                                               institutions. Prior to
                                                               1992, President and Chief
                                                               Executive Officer,
                                                               Director and member of
                                                               the Investment Committee
                                                               of the Joyce Foundation,
                                                               a private foundation.

Howard J Kerr (70)                Trustee        Trustee       Prior to 1998, President         66        Trustee/Director/Managing
14 Huron Trace                                   since 2003    and Chief Executive                        General Partner of funds
Galena, IL 61036                                               Officer of Pocklington                     in the Fund Complex.
                                                               Corporation, Inc., an                      Director of the Lake
                                                               investment holding                         Forest Bank & Trust.
                                                               company. Director of the
                                                               Marrow Foundation.

Jack E. Nelson (70)               Trustee        Trustee       President of Nelson              64        Trustee/Director/Managing
423 Country Club Drive                           since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                          Services, Inc., a                          in the Fund Complex.
                                                               financial planning
                                                               company and registered
                                                               investment adviser in the
                                                               State of Florida.
                                                               President of Nelson Ivest
                                                               Brokerage Services Inc.,
                                                               a member of the NASD,
                                                               Securities Investors
                                                               Protection Corp. and the
                                                               Municipal Securities
                                                               Rulemaking Board.
                                                               President of Nelson Sales
                                                               and Services Corporation,
                                                               a marketing and services
                                                               company to support
                                                               affiliated companies.

Hugo F. Sonnenschein (65)         Trustee        Trustee       President Emeritus and           66        Trustee/Director/Managing
1126 E. 59th Street                              since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                              University of Chicago and                  in the Fund Complex.
                                                               the Adam Smith                             Director of Winston
                                                               Distinguished Service                      Laboratories, Inc.
                                                               Professor in the
                                                               Department of Economics
                                                               at the University of
                                                               Chicago. Prior to July
                                                               2000, President of the
                                                               University of Chicago.
                                                               Trustee of the University
                                                               of Rochester and a member
                                                               of its investment
                                                               committee. Member of the
                                                               National Academy of
                                                               Sciences, the American
                                                               Philosophical Society and
                                                               a fellow of the American
                                                               Academy of Arts and
                                                               Sciences.

Suzanne H. Woolsey, Ph.D. (64)    Trustee        Trustee       Chief Communications             64        Trustee/Director/Managing
815 Cumberstone Road                             since 1999    Officer of the National                    General Partner of funds
Harwood, MD 20776                                              Academy of                                 in the Fund Complex.
                                                               Sciences/National                          Director of Fluor Corp.,
                                                               Research Council, an                       an engineering,
                                                               independent, federally                     procurement and
                                                               chartered policy                           construction
                                                               institution, from 2001 to                  organization, since
                                                               November 2003 and Chief                    January 2004 and Director
                                                               Operating Officer from                     of Neurogen Corporation,
                                                               1993 to 2001. Director of                  a pharmaceutical company,
                                                               the Institute for Defense                  since January 1998.
                                                               Analyses, a federally
                                                               funded research and
                                                               development center,
                                                               Director of the German
                                                               Marshall Fund of the
                                                               United States, Director
                                                               of the Rocky Mountain
                                                               Institute and Trustee of
                                                               Colorado College. Prior
                                                               to 1993, Executive
                                                               Director of the
                                                               Commission on Behavioral
                                                               and Social Sciences and
                                                               Education at the National
                                                               Academy of
                                                               Sciences/National
                                                               Research Council. From
                                                               1980 through 1989,
                                                               Partner of Coopers &
                                                               Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                 POSITION(S)       LENGTH OF
NAME, AGE AND                     HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED      DURING PAST 5 YEARS
Ronald E. Robison (67)         President and       Officer       President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas    Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020             Executive                         since May 2003. Managing Director of Van Kampen Advisors
                               Officer                           Inc. since June 2003. Director of Investor Services since
                                                                 September 2002. Director of the Adviser, Van Kampen
                                                                 Investments and Van Kampen Exchange Corp. since January
                                                                 2005. Managing Director of Morgan Stanley and Morgan
                                                                 Stanley & Co. Incorporated. Managing Director and Director
                                                                 of Morgan Stanley Investment Management Inc. Chief
                                                                 Administrative Officer, Managing Director and Director of
                                                                 Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                                 Services Company Inc. Managing Director and Director of
                                                                 Morgan Stanley Distributors Inc. and Morgan Stanley
                                                                 Distribution Inc. Chief Executive Officer and Director of
                                                                 Morgan Stanley Trust. Executive Vice President and Principal
                                                                 Executive Officer of the Institutional and Retail Morgan
                                                                 Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                                 Chief Global Operations Officer of Morgan Stanley Investment
                                                                 Management Inc. and Executive Vice President of funds in the
                                                                 Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)       Executive Vice      Officer       Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas    President and       since 2002    Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020             Chief Investment                  Investment Management Inc. and Director of Morgan Stanley
                               Officer                           Trust for over 5 years. Executive Vice President and Chief
                                                                 Investment Officer of funds in the Fund Complex. Managing
                                                                 Director and Chief Investment Officer of Van Kampen
                                                                 Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                 December 2002.

Amy R. Doberman (43)           Vice President      Officer       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                               Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                                 the Adviser. Vice President of the Morgan Stanley
                                                                 Institutional and Retail Funds since July 2004 and Vice
                                                                 President of funds in the Fund Complex since August 2004.
                                                                 Previously, Managing Director and General Counsel of
                                                                 Americas, UBS Global Asset Management from July 2000 to July
                                                                 2004 and General Counsel of Aeltus Investment Management,
                                                                 Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)         Vice President      Officer       Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas    and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                               Complex.

John L. Sullivan (50)          Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza               Officer             since 1996    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                       Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                 Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                 Investments, Vice President, Chief Financial Officer and
                                                                 Treasurer of funds in the Fund Complex and head of Fund
                                                                 Accounting for Morgan Stanley Investment Management Inc.
                                                                 Prior to December 2002, Executive Director of Van Kampen
                                                                 Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)           Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza               Officer and         since 2005    Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181     Treasurer                         of funds in the Fund Complex since August 2005. Prior to
                                                                 June 2005, Vice President and Chief Financial Officer of
                                                                 Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT ANR ENT 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00271P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary LIT Growth & Income Portfolio 12/31/2005

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Index and the Standard and Poor's 500 Index from 12/31/96 through 12/31/05 for Class I shares.
(LINE GRAPH)

                                                 VAN KAMPEN LIT GROWTH &
                                                    INCOME PORTFOLIO           RUSSELL 1000 INDEX             S&P 500 INDEX
                                                 -----------------------       ------------------             -------------
12/96                                                     10000                       10000                       10000
                                                          10155                       10155                       10269
                                                          11600                       11862                       12060
                                                          12515                       12898                       12963
12/97                                                     12390                       13285                       13335
                                                          14063                       15061                       15196
                                                          14298                       15437                       15697
                                                          12794                       13846                       14135
12/98                                                     14820                       16875                       17144
                                                          14527                       17570                       17998
                                                          16332                       18821                       19267
                                                          15197                       17579                       18063
12/99                                                     16745                       20402                       20751
                                                          17912                       21294                       21226
                                                          17603                       20564                       20661
                                                          19404                       20710                       20459
12/00                                                     19984                       18815                       18857
                                                          18337                       16451                       16622
                                                          19462                       17490                       17595
                                                          17532                       14826                       15012
12/01                                                     18823                       16473                       16617
                                                          19713                       16595                       16663
                                                          18100                       14361                       14430
                                                          14850                       11933                       11938
12/02                                                     16093                       12907                       12946
                                                          15289                       12527                       12538
                                                          17765                       14499                       14468
                                                          18188                       14934                       14850
12/03                                                     20603                       16765                       16658
                                                          20992                       17083                       16940
                                                          21321                       17322                       17231
                                                          21382                       17009                       16909
12/04                                                     23566                       18676                       18470
                                                          23528                       18319                       18072
                                                          24097                       18695                       18320
                                                          25501                       19433                       18980
12/05                                                     25919                       19845                       19376

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 12/23/96          since 9/18/00

 Since Inception                   11.10%                  5.76%

 5-year                             5.34                   5.07

 1-year                             9.99                   9.72
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Growth and Income Portfolio is managed by the Adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director of the Adviser; James O. Roeder and Thomas B. Bastian, Executive Directors of the Adviser; Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

For the 12-month period ended December 31, 2005, the broad stock market produced a modest gain. Throughout the period, rising interest rates and high oil prices fed investor uncertainty about the economy's growth prospects, the ability of the consumer to continue spending, and the potential for inflation. However, despite some fears of a "soft patch" earlier in the spring and the devastating Gulf Coast hurricanes, economic news remained generally upbeat and inflation was contained. With the exception of the U.S. auto industry, healthy corporate profits and strong earnings across a range of sectors helped support the market. Other corporate actions--such as stock buybacks and merger and acquisition activity--were more prevalent than they have been in some time, spurring additional confidence in the stock market. Value stocks, which comprise the portfolio, maintained a very slight edge over growth stocks. The best performing sectors in the Russell 1000 Index, were energy, utilities, and health care. Laggard sectors were consumer discretionary and telecommunication services. PERFORMANCE ANALYSIS
The portfolio returned 9.99 percent for the 12 months ended December 31, 2005 (Class I shares). In comparison, the portfolio's benchmark indexes, the Russell 1000 Index and the S&P 500 Index, returned 6.27 percent and 4.91 percent for the period, respectively.

From an absolute performance standpoint, energy was the portfolio's best performing group. The portfolio had a particular emphasis on refining and marketing companies, which generated standout gains. These companies were able to capture significantly wider profit margins as the spread between the rising cost of crude oil and the price for refining oil into gasoline continued to increase. The portfolio was well positioned in the financials sector. The portfolio had limited exposure to regional banks, which tend to suffer disproportionately to other types of financial companies in a rising interest-rate and flattening yield curve environment. Diversified financial service companies, in which the portfolio had more sizeable weighting, did well because of their capital markets exposure. Insurance securities were also a notable contributor in the financials area. Health care holdings, primarily in pharmaceuticals companies, were also a positive influence on performance. Less bad news, positive expectations for new drug launches, and favorable patent protection rulings helped buoy the beleaguered industry.

In contrast, the portfolio's telecommunication services holdings did not fare so well. Within the industry, competition has intensified, and the landline companies have begun to lose revenues to cable and wireless carriers. Media securities, part of the consumer discretionary sector, also drove down returns, as these companies continued to slump amid weak advertising revenues.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

(1)Team members may change without notice from time to time.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

---------------------------------------------------------------------
                             RUSSELL 1000(R)       S&P 500(R)
      CLASS I   CLASS II          INDEX              INDEX
       9.99%     9.72%            6.27%              4.91%
---------------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 12/31/05
J.P. Morgan Chase & Co.                              3.1%
Bayer AG                                             2.7
Merrill Lynch & Co., Inc.                            2.6
Citigroup, Inc.                                      2.5
Roche Holdings AG                                    2.5
General Electric Co.                                 2.5
Time Warner, Inc.                                    2.4
Schering-Plough Corp.                                2.4
Unilever N.V.                                        2.4
Sprint Nextel Corp.                                  2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/05
Pharmaceuticals                                     12.6%
Other Diversified Financial Services                 5.6
Integrated Telecommunication Services                5.3
Movies & Entertainment                               5.2
Integrated Oil & Gas                                 5.1
Investment Banking & Brokerage                       4.7
Property & Casualty                                  4.2
Industrial Conglomerates                             4.1
Diversified Chemicals                                3.7
Packaged Foods & Meats                               3.3
Electric Utilities                                   3.1
Semiconductors                                       2.4
Aerospace & Defense                                  2.1
Oil & Gas Equipment & Services                       2.0
Broadcasting & Cable TV                              2.0
Systems Software                                     1.9
Thrifts & Mortgage Finance                           1.8
Gold                                                 1.7
Managed Health Care                                  1.6
Hypermarkets & Super Centers                         1.5
Soft Drinks                                          1.5
Biotechnology                                        1.5
Diversified Banks                                    1.5
Tobacco                                              1.4
Insurance Brokers                                    1.1
Asset Management & Custody Banks                     1.1
Regional Banks                                       1.0
Multi-line Insurance                                 1.0
Computer Hardware                                    0.9
Automobile Manufacturers                             0.9
Health Care Supplies                                 0.9
Department Stores                                    0.9
Industrial Machinery                                 0.9
Communications Equipment                             0.8
Household Products                                   0.8
Distillers & Vintners                                0.8
Restaurants                                          0.5
Oil & Gas Refining & Marketing                       0.5
Life & Health Insurance                              0.4
Specialty Stores                                     0.4
Health Care Equipment                                0.3
Consumer Finance                                     0.3
Personal Products                                    0.2
Specialty Chemicals                                  0.2
                                                   -----
Total Long-Term Investments                         93.7%
Short-Term Investments                               6.2
Other Assets in Excess of Liabilities                0.1
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05-12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/05             12/31/05       7/1/05-12/31/05
Class I
  Actual....................................................      $1,000.00           $1,073.34           $3.19
  Hypothetical..............................................       1,000.00            1,022.11            3.11
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,071.77            4.49
  Hypothetical..............................................       1,000.00            1,020.81            4.38
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.61% and 0.86%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
COMMON STOCKS  93.7%
AEROSPACE & DEFENSE  2.1%
Northrop Grumman Corp. ...........   274,390     $   16,493,583
Raytheon Co. .....................   400,210         16,068,431
                                                 --------------
                                                     32,562,014
                                                 --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.1%
State Street Corp. ...............   297,720         16,505,597
                                                 --------------

AUTOMOBILE MANUFACTURERS  0.9%
Honda Motor Co., Ltd.--ADR
  (Japan).........................   482,190         13,969,044
                                                 --------------

BIOTECHNOLOGY  1.5%
Applera Corp.--Applied Biosystems
  Group...........................   242,110          6,430,442
Chiron Corp. (a)..................   377,750         16,794,765
                                                 --------------
                                                     23,225,207
                                                 --------------
BROADCASTING & CABLE TV  2.0%
Clear Channel Communications,
  Inc. ...........................  1,004,830        31,601,903
                                                 --------------

COMMUNICATIONS EQUIPMENT  0.8%
Motorola, Inc. ...................   579,930         13,100,619
                                                 --------------
COMPUTER HARDWARE  0.9%
Hewlett-Packard Co. ..............   494,940         14,170,132
                                                 --------------

CONSUMER FINANCE  0.3%
MBNA Corp. .......................   182,880          4,965,192
                                                 --------------
DEPARTMENT STORES  0.9%
Kohl's Corp. (a)..................   276,460         13,435,956
                                                 --------------

DISTILLERS & VINTNERS  0.8%
Diageo PLC--ADR (United Kingdom)..   203,700         11,875,710
                                                 --------------

DIVERSIFIED BANKS  1.5%
Bank of America Corp. ............   497,890         22,977,623
                                                 --------------

DIVERSIFIED CHEMICALS  3.7%
Bayer AG--ADR (Germany)...........  1,021,530        42,659,093
Dow Chemical Co. .................   326,360         14,301,095
                                                 --------------
                                                     56,960,188
                                                 --------------
ELECTRIC UTILITIES  3.1%
American Electric Power Co.,
  Inc. ...........................   400,360         14,849,352
Entergy Corp. ....................   261,090         17,923,829
FirstEnergy Corp. ................   310,190         15,196,208
                                                 --------------
                                                     47,969,389
                                                 --------------
GOLD  1.7%
Newmont Mining Corp. .............   488,380         26,079,492
                                                 --------------
HEALTH CARE EQUIPMENT  0.3%
Boston Scientific Corp. (a).......   217,760          5,332,942
                                                 --------------

HEALTH CARE SUPPLIES  0.9%
Bausch & Lomb, Inc. ..............   203,610         13,825,119
                                                 --------------
HOUSEHOLD PRODUCTS  0.8%
Procter & Gamble Co. .............   212,450         12,296,606
                                                 --------------

HYPERMARKETS & SUPER CENTERS  1.5%
Wal-Mart Stores, Inc. ............   506,380         23,698,584
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  4.1%
General Electric Co. .............  1,094,040    $   38,346,102
Siemens AG--ADR (Germany).........   299,040         25,594,834
                                                 --------------
                                                     63,940,936
                                                 --------------
INDUSTRIAL MACHINERY  0.9%
Ingersoll-Rand Co. Ltd., Class A
  (Bermuda).......................   326,760         13,191,301
                                                 --------------

INSURANCE BROKERS  1.1%
Marsh & McLennan Cos., Inc. ......   557,150         17,695,084
                                                 --------------

INTEGRATED OIL & GAS  5.1%
BP PLC--ADR (United Kingdom)......   354,650         22,775,623
ConocoPhillips....................   396,530         23,070,115
Exxon Mobil Corp. ................   169,660          9,529,802
Royal Dutch Shell PLC, Class A--
  ADR (Netherlands)...............   402,720         24,763,253
                                                 --------------
                                                     80,138,793
                                                 --------------
INTEGRATED TELECOMMUNICATION SERVICES  5.3%
France Telecom--ADR (France)......   708,330         17,594,917
Sprint Nextel Corp. ..............  1,564,364        36,543,543
Verizon Communications, Inc. .....   933,836         28,127,140
                                                 --------------
                                                     82,265,600
                                                 --------------
INVESTMENT BANKING &
  BROKERAGE  4.7%
Charles Schwab Corp. .............  1,529,130        22,432,337
Goldman Sachs Group, Inc. ........    80,840         10,324,076
Merrill Lynch & Co., Inc. ........   605,160         40,987,487
                                                 --------------
                                                     73,743,900
                                                 --------------
LIFE & HEALTH INSURANCE  0.4%
Aegon N.V. (Netherlands)..........   405,910          6,624,451
                                                 --------------

MANAGED HEALTH CARE  1.6%
Cigna Corp. ......................   229,160         25,597,172
                                                 --------------

MOVIES & ENTERTAINMENT  5.2%
Live Nation (a)...................   123,566          1,618,718
Time Warner, Inc. ................  2,151,020        37,513,789
Viacom, Inc., Class B.............   554,280         18,069,528
Walt Disney Co. ..................   967,170         23,183,065
                                                 --------------
                                                     80,385,100
                                                 --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group,
  Inc. ...........................   177,360         15,233,450
                                                 --------------

OIL & GAS EQUIPMENT & SERVICES  2.0%
Schlumberger, Ltd. ...............   326,510         31,720,447
                                                 --------------

OIL & GAS REFINING & MARKETING  0.5%
Valero Energy Corp. ..............   154,280          7,960,848
                                                 --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  5.6%
Citigroup, Inc. ..................   814,700         39,537,391
J.P. Morgan Chase & Co. ..........  1,219,747        48,411,758
                                                 --------------
                                                     87,949,149
                                                 --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
PACKAGED FOODS & MEATS  3.3%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................   399,170     $   15,284,219
Unilever N.V. (Netherlands).......   536,140         36,806,011
                                                 --------------
                                                     52,090,230
                                                 --------------
PERSONAL PRODUCTS  0.2%
Avon Products, Inc. ..............   126,760          3,618,998
                                                 --------------
PHARMACEUTICALS  12.6%
Bristol-Myers Squibb Co. .........  1,574,960        36,192,581
Eli Lilly & Co. ..................   452,730         25,619,991
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................   284,000         14,336,320
Roche Holdings AG--ADR
  (Switzerland)...................   526,550         39,412,847
Sanofi Aventis--ADR (France)......   420,530         18,353,359
Schering-Plough Corp. ............  1,793,710        37,398,854
Wyeth.............................   530,540         24,441,978
                                                 --------------
                                                    195,755,930
                                                 --------------
PROPERTY & CASUALTY  4.2%
ACE, Ltd. (Bermuda)...............    41,720          2,229,517
Chubb Corp. ......................   249,280         24,342,192
Saint Paul Travelers Cos.,
  Inc. ...........................   624,140         27,880,334
XL Capital, Ltd. (Bermuda)........   155,650         10,487,697
                                                 --------------
                                                     64,939,740
                                                 --------------
REGIONAL BANKS  1.0%
PNC Financial Services Group,
  Inc. ...........................   256,130         15,836,518
                                                 --------------
RESTAURANTS  0.5%
McDonald's Corp. .................   237,210          7,998,721
                                                 --------------

SEMICONDUCTORS  2.4%
Intel Corp. ......................   812,640         20,283,494
Micron Technology, Inc. (a).......  1,280,680        17,045,851
                                                 --------------
                                                     37,329,345
                                                 --------------

                                    NUMBER OF
DESCRIPTION                          SHARES          VALUE
---------------------------------------------------------------
SOFT DRINKS  1.5%
Coca-Cola Co. ....................   578,040     $   23,300,792
                                                 --------------

SPECIALTY CHEMICALS  0.2%
Lanxess AG (Germany) (a)..........    99,435          3,173,761
                                                 --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a)............   193,250          6,068,050
                                                 --------------

SYSTEMS SOFTWARE  1.9%
Symantec Corp. (a)................  1,722,840        30,149,700
                                                 --------------

THRIFTS & MORTGAGE FINANCE  1.8%
Freddie Mac.......................   439,410         28,715,444
                                                 --------------

TOBACCO  1.4%
Altria Group, Inc. ...............   283,930         21,215,250
                                                 --------------
TOTAL LONG-TERM INVESTMENTS  93.7%
(Cost $1,268,316,428)........................     1,461,190,027

REPURCHASE AGREEMENT  6.2%
State Street Bank & Trust Co. ($96,428,000
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.12%, dated 12/30/05, to
  be sold on 01/03/06 at $96,472,143)
  (Cost $96,428,000).........................        96,428,000
                                                 --------------

TOTAL INVESTMENTS  99.9%
  (Cost $1,364,744,428)......................     1,557,618,027
OTHER ASSETS IN EXCESS OF
  LIABILITIES  0.1%..........................         2,248,801
                                                 --------------

NET ASSETS  100.0%...........................    $1,559,866,828
                                                 ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $1,364,744,428).....................    $1,557,618,027
Cash........................................................               585
Receivables:
  Portfolio Shares Sold.....................................         2,285,488
  Dividends.................................................         1,840,910
  Interest..................................................            22,071
Other.......................................................           121,391
                                                                --------------
    Total Assets............................................     1,561,888,472
                                                                --------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................           746,396
  Distributor and Affiliates................................           523,057
  Portfolio Shares Repurchased..............................           449,480
Accrued Expenses............................................           157,270
Trustees' Deferred Compensation and Retirement Plans........           145,441
                                                                --------------
    Total Liabilities.......................................         2,021,644
                                                                --------------
NET ASSETS..................................................    $1,559,866,828
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $1,250,394,047
Net Unrealized Appreciation.................................       192,873,599
Accumulated Net Realized Gain...............................        99,942,091
Accumulated Undistributed Net Investment Income.............        16,657,091
                                                                --------------
NET ASSETS..................................................    $1,559,866,828
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $312,374,307 and
  15,243,192 shares of beneficial interest issued and
  outstanding)..............................................    $        20.49
                                                                ==============
  Class II Shares (Based on net assets of $1,247,492,521 and
  60,965,499 shares of beneficial interest issued and
  outstanding)..............................................    $        20.46
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $701,188)....    $ 25,032,984
Interest....................................................       2,612,703
                                                                ------------
    Total Income............................................      27,645,687
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       7,694,878
Distribution (12b-1) and Service Fees.......................       2,605,718
Custody.....................................................         106,541
Legal.......................................................          42,143
Trustees' Fees and Related Expenses.........................          30,761
Shareholder Services........................................          18,653
Other.......................................................         381,523
                                                                ------------
    Total Expenses..........................................      10,880,217
    Less Credits Earned on Cash Balances....................           6,188
                                                                ------------
    Net Expenses............................................      10,874,029
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 16,771,658
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $105,867,991
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     184,813,057
  End of the Period.........................................     192,873,599
                                                                ------------
Net Unrealized Appreciation During the Period...............       8,060,542
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $113,928,533
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $130,700,191
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   16,771,658          $   11,669,411
Net Realized Gain...........................................        105,867,991              54,638,822
Net Unrealized Appreciation During the Period...............          8,060,542              72,633,858
                                                                 --------------          --------------
Change in Net Assets from Operations........................        130,700,191             138,942,091
                                                                 --------------          --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (3,498,850)             (2,826,034)
  Class II Shares...........................................         (8,183,309)             (4,232,033)
                                                                 --------------          --------------
                                                                    (11,682,159)             (7,058,067)
                                                                 --------------          --------------

Distributions from Net Realized Gain:
  Class I Shares............................................         (7,664,609)                    -0-
  Class II Shares...........................................        (23,107,528)                    -0-
                                                                 --------------          --------------
                                                                    (30,772,137)                    -0-
                                                                 --------------          --------------
Total Distributions.........................................        (42,454,296)             (7,058,067)
                                                                 --------------          --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         88,245,895             131,884,024
                                                                 --------------          --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        391,964,136             393,215,356
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         42,454,296               7,058,067
Cost of Shares Repurchased..................................       (156,308,866)           (106,684,186)
                                                                 --------------          --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        278,109,566             293,589,237
                                                                 --------------          --------------
TOTAL INCREASE IN NET ASSETS................................        366,355,461             425,473,261
NET ASSETS:
Beginning of the Period.....................................      1,193,511,367             768,038,106
                                                                 --------------          --------------
End of the Period (Including accumulated undistributed net
  investment income of $16,657,091 and $11,568,616,
  respectively).............................................     $1,559,866,828          $1,193,511,367
                                                                 ==============          ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2005         2004         2003         2002          2001
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $19.32       $17.06       $13.47       $ 15.90       $17.01
                                                                ------       ------       ------       -------       ------
  Net Investment Income.....................................       .28(a)       .24(a)       .22(a)        .15          .22(a)
  Net Realized and Unrealized Gain/Loss.....................      1.59         2.19         3.51         (2.43)       (1.21)
                                                                ------       ------       ------       -------       ------
Total from Investment Operations............................      1.87         2.43         3.73         (2.28)        (.99)
                                                                ------       ------       ------       -------       ------
Less:
  Distributions from Net Investment Income..................       .22          .17          .14           .15          .01
  Distributions from Net Realized Gain......................       .48          -0-          -0-           -0-          .11
                                                                ------       ------       ------       -------       ------
Total Distributions.........................................       .70          .17          .14           .15          .12
                                                                ------       ------       ------       -------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $20.49       $19.32       $17.06       $ 13.47       $15.90
                                                                ======       ======       ======       =======       ======

Total Return................................................     9.99%       14.38%       28.03%       -14.50%       -5.81%
Net Assets at End of the Period (In millions)...............    $312.4       $312.1       $280.3       $ 186.7       $143.4
Ratio of Expenses to Average Net Assets.....................      .61%         .62%         .66%          .71%         .75%
Ratio of Net Investment Income to Average Net Assets........     1.44%        1.39%        1.50%         1.29%        1.40%
Portfolio Turnover..........................................       42%          48%          57%           68%         103%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                   YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -------------------------------------------------------------
                                                                  2005          2004         2003         2002          2001
                                                                -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $  19.29       $17.03       $13.45       $ 15.88       $17.02
                                                                --------       ------       ------       -------       ------
  Net Investment Income.....................................         .23(a)       .20(a)       .19(a)        .11          .18(a)
  Net Realized and Unrealized Gain/Loss.....................        1.59         2.19         3.50         (2.43)       (1.21)
                                                                --------       ------       ------       -------       ------
Total from Investment Operations............................        1.82         2.39         3.69         (2.32)       (1.03)
                                                                --------       ------       ------       -------       ------
Less:
  Distributions from Net Investment Income..................         .17          .13          .11           .11          -0-
  Distributions from Net Realized Gain......................         .48          -0-          -0-           -0-          .11
                                                                --------       ------       ------       -------       ------
Total Distributions.........................................         .65          .13          .11           .11          .11
                                                                --------       ------       ------       -------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $  20.46       $19.29       $17.03       $ 13.45       $15.88
                                                                ========       ======       ======       =======       ======

Total Return (b)............................................       9.72%       14.12%       27.68%       -14.74%       -6.05%
Net Assets at End of the Period (In millions)...............    $1,247.5       $881.4       $487.7       $ 181.6       $ 76.1
Ratio of Expenses to Average Net Assets.....................        .86%         .87%         .91%          .96%        1.00%
Ratio of Net Investment Income to Average Net Assets........       1.18%        1.17%        1.28%         1.09%        1.15%
Portfolio Turnover..........................................         42%          48%          57%           68%         103%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where prices or quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,372,287,566
                                                                ==============
Gross tax unrealized appreciation...........................    $  212,496,142
Gross tax unrealized depreciation...........................       (27,165,681)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  185,330,461
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                   2005           2004
Distributions paid from:
  Ordinary Income...........................................    $11,682,159    $7,058,067
  Long-term capital gain....................................     30,772,137           -0-
                                                                -----------    ----------
                                                                $42,454,296    $7,058,067
                                                                ===========    ==========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $1,024 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $27,538,656
Undistributed long-term capital gain........................     96,730,449

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody fee was reduced by $6,188 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over$500 million............................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the year ended December 31, 2005, no fees were waived. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $42,100, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Portfolio, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $61,700, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer Agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $79,197 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                    FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                                    DECEMBER 31, 2005                    DECEMBER 31, 2004
                                                              ------------------------------       ------------------------------
                                                                SHARES             VALUE             SHARES             VALUE
Sales:
  Class I.................................................     1,575,302       $  30,543,430        1,964,444       $  34,339,329
  Class II................................................    18,561,519         361,420,706       20,504,837         358,876,027
                                                              ----------       -------------       ----------       -------------
Total Sales...............................................    20,136,821       $ 391,964,136       22,469,281       $ 393,215,356
                                                              ==========       =============       ==========       =============
Dividend Reinvestment:
  Class I.................................................       596,976       $  11,163,460          164,113       $   2,826,034
  Class II................................................     1,672,413          31,290,836          245,620           4,232,033
                                                              ----------       -------------       ----------       -------------
Total Dividend Reinvestment...............................     2,269,389       $  42,454,296          409,733       $   7,058,067
                                                              ==========       =============       ==========       =============
Repurchases:
  Class I.................................................    (3,087,602)      $ (60,115,141)      (2,405,037)      $ (42,116,109)
  Class II................................................    (4,966,935)        (96,193,725)      (3,683,302)        (64,568,077)
                                                              ----------       -------------       ----------       -------------
Total Repurchases.........................................    (8,054,537)      $(156,308,866)      (6,088,339)      $(106,684,186)
                                                              ==========       =============       ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $751,550,556 and $539,872,216, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). There was no futures contract outstanding at December 31, 2005.

6. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to its Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans of up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plan of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Growth and Income Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Growth and Income Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman

SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2005. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. The Portfolio designated and paid $30,772,137 as a long-term capital gain distribution. Certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolio may designate up to a maximum of $11,682,159 as taxed at a maximum of 15%. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS:

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                               LIT ANR GI 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00176P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of December 31, 2005

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Lehman Brothers U.S. Government/Mortgage Index from 12/31/95 through 12/31/05 for Class I Shares.
(LINE GRAPH)

                                                                 VAN KAMPEN LIT GOVERNMENT             LEHMAN BROTHERS U.S.
                                                                         PORTFOLIO                  GOVERNMENT/MORTGAGE INDEX
                                                                 -------------------------          -------------------------
12/95                                                                      10000                              10000
                                                                            9777                               9838
                                                                            9784                               9896
                                                                            9931                              10075
12/96                                                                      10212                              10368
                                                                           10125                              10320
                                                                           10517                              10689
                                                                           10865                              11031
12/97                                                                      11194                              11358
                                                                           11357                              11535
                                                                           11610                              11798
                                                                           12257                              12316
12/98                                                                      12155                              12348
                                                                           12013                              12292
                                                                           11747                              12207
                                                                           11814                              12303
12/99                                                                      11747                              12280
                                                                           12083                              12583
                                                                           12253                              12819
                                                                           12608                              13201
12/00                                                                      13204                              13790
                                                                           13517                              14151
                                                                           13502                              14205
                                                                           14178                              14892
12/01                                                                      14118                              14854
                                                                           14104                              14883
                                                                           14688                              15470
                                                                           15381                              16178
12/02                                                                      15475                              16348
                                                                           15614                              16512
                                                                           15795                              16774
                                                                           15746                              16751
12/03                                                                      15746                              16794
                                                                           16056                              17201
                                                                           15831                              16848
                                                                           16264                              17328
12/04                                                                      16402                              17479
                                                                           16423                              17432
                                                                           16928                              17925
                                                                           16856                              17827
12/05                                                                      16982                              17941

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/07/86          since 12/15/00

 Since Inception                    6.39%                   4.93%

 10-year                            5.44                      --

 5-year                             5.16                    4.91

 1-year                             3.54                    3.28
 ---------------------------------------------------------------------------
 30-Day SEC Yield                   4.10%                   3.85%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The treasury securities and agency index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Government Portfolio is managed by the Adviser's Taxable Fixed Income team.(1) Current members of the team include Scott F. Richard, Managing Director of the Adviser; and Jaidip Singh and Michael Luo, Executive Directors of the Adviser.

MARKET CONDITIONS

A range of events influenced the fixed-income markets in 2005. The series of natural disasters that struck the U.S., combined with soaring energy prices, led to concerns about whether the economy could sustain its level of growth. In the wake of Hurricane Katrina, some observers initially believed that the economy would suffer lingering after effects. As the weeks progressed, however, it became apparent that the impact on the economy would be much smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a good clip throughout the year.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the Fed) continued with its tightening policy, raising the federal funds target rate from 2.25 percent to 4.25 percent through eight increases of 25 basis points each. The minutes from the Fed's December meeting, however, indicated that this "measured pace" of increases may slow in the future.
Short- and intermediate-term Treasury yields rose sharply during the year in response to stronger-than-expected economic data and the Fed's numerous tightening moves. In contrast, 10-year Treasury note yields experienced little net change for the year and 30-year yields declined slightly. As a result, the yield curve flattened during the reporting period.

Within the government securities sector, the U.S. Agency sector modestly outperformed U.S. Treasuries. Within the mortgage sector, higher coupon, longer-dated mortgage-backed issues outperformed lower coupon issues. PERFORMANCE ANALYSIS
The portfolio returned 3.54 percent for the 12 months ended December 31, 2005 (Class I shares). In comparison, the portfolio's benchmark index, the Lehman Brothers U.S. Government/Mortgage Index, returned 2.63 percent for the period.

A relative underweight to the mortgage sector benefited performance versus the Lehman Brothers U.S. Government/Mortgage Index, as did the specific mortgage securities the portfolio owned. As interest rates rose throughout much of the period, the portfolio's emphasis on higher coupon, slow prepaying mortgage issues benefited performance as these issues outperformed their lower coupon counterparts. Compared with lower coupon, faster pre-paying mortgages, the mortgages favored by the portfolio tend to be less sensitive to rising interest rates.

During the period, we kept the portfolio's overall interest-rate exposure well below that of the Lehman benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

SECTORS AS OF 12/31/05
U.S. Treasury Securities                            37.0%
FNMA                                                29.2
U.S. Govt. Agency                                    7.6
FHLMC                                                6.3
GNMA                                                 0.3
CMO                                                  6.6
                                                   -----
Total Long-Term Investments                         87.0%
Short-Term Investments                              29.0
Liabilities in Excess of Other Assets              -16.0
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(1)Team members may change without notice from time to time.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

-----------------------------------------------------------------
                           LEHMAN BROTHERS U.S. GOVERNMENT/
      CLASS I   CLASS II            MORTGAGE INDEX
       3.54%      3.28%                   2.63%
-----------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/05          12/31/05       7/1/05-12/31/05
Class I
  Actual....................................................    $1,000.00        $1,003.19           $3.03
  Hypothetical..............................................     1,000.00         1,022.21            3.06
  (5% annual return before expenses)

Class II
  Actual....................................................     1,000.00         1,002.13            4.29
  Hypothetical..............................................     1,000.00         1,020.91            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  6.6%
$3,600     Countrywide Alternative Loan Trust (Interest Only)..........   *             01/25/36          $    204,188
   199     Federal Home Loan Mortgage Corp. ........................... 5.000%          08/15/12               198,946
 1,101     Federal Home Loan Mortgage Corp. (Floating Rate) REMIC...... 4.528           09/25/35             1,099,790
   872     Federal Home Loan Mortgage Corp. (Floating Rate)............ 4.969           03/15/34               885,624
 1,128     Federal Home Loan Mortgage Corp. (Interest Only) REMIC...... 2.625           06/17/27                39,475
   690     Federal Home Loan Mortgage Corp. (Interest Only)............ 5.000           12/15/16                79,784
   708     Federal Home Loan Mortgage Corp. (Interest Only)............ 6.000     05/15/30 to 05/01/31         104,468
   360     Federal Home Loan Mortgage Corp. (Interest Only)............ 6.500           04/01/28                74,654
   112     Federal Home Loan Mortgage Corp. (Interest Only)............ 8.000           06/01/31                24,750
   750     Federal National Mortgage Association....................... 6.022           11/25/10               785,479
 1,026     Federal National Mortgage Association (Floating Rate)....... 4.578           05/25/35             1,026,121
   973     Federal National Mortgage Association (Floating Rate)....... 4.770           12/18/32               981,112
 1,154     Federal National Mortgage Association (Interest Only)....... 6.000     11/25/32 to 07/25/33         201,715
 2,233     Federal National Mortgage Association (Interest Only)....... 6.500     07/01/31 to 05/25/33         485,009
    79     Federal National Mortgage Association (Interest Only)....... 7.000           03/01/32                17,637
    93     Federal National Mortgage Association (Interest Only)....... 8.000           05/01/30                20,980
    81     Federal National Mortgage Association (Interest Only)
           REMIC....................................................... 6.000           08/25/32                 9,380
   390     Federal National Mortgage Association (Interest Only)
           REMIC....................................................... 7.000           04/25/33                86,619
   327     Government National Mortgage Association (Interest Only)
           REMIC....................................................... 3.030           05/16/32                17,933
   673     Government National Mortgage Association (Interest Only)
           REMIC....................................................... 3.630     04/16/29 to 05/16/32          29,842
   977     Government National Mortgage Association (Interest Only)
           REMIC....................................................... 4.030           06/16/27                43,065
 9,100     Harborview Mortgage Loan Trust (Interest Only).............. 0.599           01/19/36               324,188
 3,450     Harborview Mortgage Loan Trust (Interest Only).............. 1.054           01/19/36               121,289
 6,876     Harborview Mortgage Loan Trust (Interest Only).............. 1.464           05/19/35               184,253
 1,700     Harborview Mortgage Loan Trust (Floating Rate).............. 6.370           01/19/36             1,738,780
   940     Washington Mutual........................................... 4.718           11/25/45               939,476
 1,205     Washington Mutual........................................... 4.738           07/25/45             1,204,875
 9,555     Washington Mutual (Interest Only)........................... 0.541           10/25/44               152,288
 3,695     Washington Mutual (Interest Only)........................... 0.654           06/25/44                58,884
 6,471     Washington Mutual (Interest Only)........................... 0.657           07/25/44               103,125
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.............................................................      11,243,729
                                                                                                          ------------

           MORTGAGE BACKED SECURITIES  35.8%
   268     Federal Home Loan Mortgage Corp. ........................... 6.000     06/01/29 to 09/01/29         271,641
    55     Federal Home Loan Mortgage Corp. ........................... 6.500           06/01/29                56,618
 1,730     Federal Home Loan Mortgage Corp. ........................... 7.500     08/01/24 to 09/01/31       1,816,819
     6     Federal Home Loan Mortgage Corp. ........................... 8.000           09/01/24                 6,066
 4,125     Federal Home Loan Mortgage Corp., January................... 5.000             TBA                4,083,750
 3,525     Federal Home Loan Mortgage Corp., January................... 5.500             TBA                3,545,931
   325     Federal Home Loan Mortgage Corp. (ARM)...................... 3.548           07/01/34               316,773
   747     Federal Home Loan Mortgage Corp. (ARM)...................... 4.171           08/01/34               740,767
    21     Federal National Mortgage Association....................... 5.500     07/01/04 to 02/01/29          21,031
   230     Federal National Mortgage Association....................... 6.000     01/01/14 to 07/01/14         235,017
 1,747     Federal National Mortgage Association....................... 6.500     06/01/09 to 08/01/34       1,795,403
20,152     Federal National Mortgage Association....................... 7.000     07/01/10 to 11/01/35      21,360,689
 1,867     Federal National Mortgage Association....................... 7.500     02/01/23 to 04/01/32       1,956,491
    20     Federal National Mortgage Association....................... 8.000     06/01/24 to 10/01/24          21,286
    18     Federal National Mortgage Association....................... 10.000          04/01/21                19,790
    39     Federal National Mortgage Association....................... 11.000          11/01/20                43,252
   337     Federal National Mortgage Association (ARM)................. 3.588           07/01/34               332,981
   897     Federal National Mortgage Association (ARM)................. 4.099           07/01/33               898,358
   458     Federal National Mortgage Association (ARM)................. 4.116           09/01/34               454,268
   417     Federal National Mortgage Association (ARM)................. 4.170           10/01/34               414,195
   397     Federal National Mortgage Association (ARM)................. 4.289           10/01/34               393,265
 1,436     Federal National Mortgage Association (ARM)................. 4.334           02/01/34             1,433,286
   391     Federal National Mortgage Association (Interest Only)
           REMIC....................................................... 7.000           04/28/33                86,619
 1,282     Federal National Mortgage Association REMIC................. 4.748           05/28/35             1,285,419
   425     Federal National Mortgage Association REMIC................. 4.761           05/28/35               426,660
 4,450     Federal National Mortgage Association, February............. 4.500             TBA                4,279,013

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$2,300     Federal National Mortgage Association, February............. 6.000%            TBA             $  2,318,688
 2,775     Federal National Mortgage Association, January.............. 5.500             TBA                2,748,116
 8,000     Federal National Mortgage Association, January.............. 6.000             TBA                8,172,496
 1,300     Federal National Mortgage Association, January.............. 7.000             TBA                1,356,469
   104     Government National Mortgage Association.................... 6.500     05/15/23 to 03/15/29         108,847
   211     Government National Mortgage Association.................... 7.000     04/15/23 to 11/15/27         221,890
    36     Government National Mortgage Association.................... 7.500     12/15/21 to 06/15/24          38,535
    24     Government National Mortgage Association.................... 8.000     05/15/17 to 01/15/23          25,672
     8     Government National Mortgage Association.................... 8.500           07/15/17                 9,019
    58     Government National Mortgage Association.................... 9.500     06/15/09 to 10/15/09          61,746
     3     Government National Mortgage Association.................... 11.000          09/15/10                 3,206
                                                                                                          ------------

TOTAL MORTGAGE BACKED SECURITIES 35.8%................................................................      61,360,072
                                                                                                          ------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  7.6%
 4,400     Federal Home Loan Bank...................................... 3.000           04/15/09             4,174,350
 3,150     Federal Home Loan Mortgage Corp. ........................... 6.625           09/15/09             3,349,436
   350     Federal National Mortgage Association....................... 7.125           06/15/10               383,212
 1,985     Financing Corp. ............................................ 9.650           11/02/18             2,861,757
   700     Financing Corp. ............................................ 9.800           04/06/18             1,009,856
   960     Tennessee Valley Authority, Ser G........................... 7.125           05/01/30             1,251,507
                                                                                                          ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.....................................................      13,030,118
                                                                                                          ------------

           UNITED STATES TREASURY OBLIGATIONS  37.0%
 4,250     United States Treasury Bonds................................ 5.250           11/15/28             4,636,818
   300     United States Treasury Bonds................................ 6.125           08/15/29               365,520
 1,500     United States Treasury Bonds................................ 7.625           11/15/22             2,024,239
 1,650     United States Treasury Bonds................................ 7.625           02/15/25             2,274,037
 1,000     United States Treasury Bonds................................ 8.000           11/15/21             1,378,008
 1,800     United States Treasury Bonds................................ 8.125           08/15/19             2,442,517
 8,520     United States Treasury Bonds................................ 8.125           08/15/21            11,824,499
   800     United States Treasury Bonds................................ 8.750           08/15/20             1,151,126
 1,250     United States Treasury Bonds................................ 9.250           02/15/16             1,732,666
   350     United States Treasury Bonds (a)............................ 10.375          11/15/12               386,914
   700     United States Treasury Bonds................................ 12.000          08/15/13               830,703
 1,900     United States Treasury Bonds (STRIPS) (b)...................   *             02/15/25               786,030
 1,900     United States Treasury Bonds (STRIPS) (b)...................   *             02/15/27               719,673
 1,500     United States Treasury Notes................................ 3.500           11/15/06             1,488,692
13,350     United States Treasury Notes................................ 3.875           02/15/13            12,943,773
 3,205     United States Treasury Notes (c)............................ 4.250           08/15/13             3,177,334
   500     United States Treasury Notes................................ 4.750           11/15/08               504,961
 5,700     United States Treasury Notes................................ 4.750           05/15/14             5,840,499
 6,100     United States Treasury Notes................................ 5.000           08/15/11             6,298,012
 6,650     United States Treasury Notes (STRIPS) (b)...................   *             02/15/25             2,740,851
                                                                                                          ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS..............................................................      63,546,872
                                                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  87.0%
  (Cost $147,226,305).................................................................................     149,180,791
                                                                                                          ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                                                                  VALUE
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS  29.0%
REPURCHASE AGREEMENT  28.7%
State Street Bank & Trust Co. ($49,199,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at
  $49,221,522)........................................................................................      49,199,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.3%
United States Treasury Bills ($550,000 par, yielding 3.171%, 01/12/06 maturity) (a)...................         549,467
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $49,748,467)..................................................................................      49,748,467
                                                                                                          ------------

TOTAL INVESTMENTS  116.0%
  (Cost $196,974,772).................................................................................     198,929,258
LIABILITIES IN EXCESS OF OTHER ASSETS  (16.0%)........................................................     (27,442,054)
                                                                                                          ------------

NET ASSETS  100.0%....................................................................................    $171,487,204
                                                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) Interest only strip.

(c) Securities purchased on a when-issued or delayed delivery basis.

The obligations of certain U.S. Government sponsored entities are neither issued or guaranteed by the United States Treasury.

ARM--Adjustable Rate Mortgage
REMIC--Real Estate Mortgage Investment Conduits
TBA--To be announced, maturity date has not been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
LONG CONTRACTS
U.S. Treasury Bonds--March 2006 (Current Notional Value of
  $114,188 per contract)....................................       129         $ 243,266
SHORT CONTRACTS
10-Year U.S. Treasury Notes--March 2006 (Current Notional
  Value of $109,406 per contract)...........................       138          (138,516)
5-Year U.S. Treasury Notes--March 2006 (Current Notional
  Value of $106,344 per contract)...........................       115           (42,662)
2-Year U.S. Treasury Notes--March 2006 (Current Notional
  Value of $205,188 per contract)...........................        65            (7,893)
                                                                   ---         ---------
                                                                   447         $  54,195
                                                                   ===         =========

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments, including repurchase agreement of
  $49,199,000 (Cost $196,974,772)...........................    $198,929,258
Cash........................................................             836
Receivables:
  Investments Sold..........................................       6,585,176
  Interest..................................................       1,362,344
  Portfolio Shares Sold.....................................          93,236
  Principal Paydown.........................................          45,964
  Variation Margin on Futures...............................           1,938
Other.......................................................         141,761
                                                                ------------
    Total Assets............................................     207,160,513
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      35,225,621
  Investment Advisory Fee...................................          64,891
  Portfolio Shares Repurchased..............................          55,134
  Distributor and Affiliates................................          48,300
Trustees' Deferred Compensation and Retirement Plans........         210,211
Accrued Expenses............................................          69,152
                                                                ------------
    Total Liabilities.......................................      35,673,309
                                                                ------------
NET ASSETS..................................................    $171,487,204
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $171,083,627
Accumulated Undistributed Net Investment Income.............       6,044,359
Net Unrealized Appreciation.................................       2,008,681
Accumulated Net Realized Loss...............................      (7,649,463)
                                                                ------------
NET ASSETS..................................................    $171,487,204
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $63,088,397 and
  6,696,018 shares of beneficial interest issued and
  outstanding)..............................................    $       9.42
                                                                ============
  Class II Shares (Based on net assets of $108,398,807 and
  11,508,490 shares of beneficial interest issued and
  outstanding)..............................................    $       9.42
                                                                ============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest....................................................    $7,159,550
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       817,526
Distribution (12b-1) and Service Fees.......................       240,005
Custody.....................................................        37,483
Trustees' Fees and Related Expenses.........................        29,866
Shareholder Services........................................        16,970
Legal.......................................................         5,482
Other.......................................................       134,151
                                                                ----------
    Total Expenses..........................................     1,281,483
    Investment Advisory Fee Reduction.......................        59,534
    Less Credits Earned on Cash Balances....................           913
                                                                ----------
    Net Expenses............................................     1,221,036
                                                                ----------
NET INVESTMENT INCOME.......................................    $5,938,514
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ (717,051)
  Futures...................................................       583,654
                                                                ----------
Net Realized Loss...........................................      (133,397)
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     2,376,830
                                                                ----------
  End of the Period:
    Investments.............................................     1,954,486
    Futures.................................................        54,195
                                                                ----------
                                                                 2,008,681
                                                                ----------
Net Unrealized Depreciation During the Period...............      (368,149)
                                                                ----------
NET REALIZED AND UNREALIZED LOSS............................    $ (501,546)
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $5,436,968
                                                                ==========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  5,938,514            $  4,553,588
Net Realized Gain/Loss......................................          (133,397)                856,034
Net Unrealized Appreciation/Depreciation During the
  Period....................................................          (368,149)                239,013
                                                                  ------------            ------------
Change in Net Assets from Operations........................         5,436,968               5,648,635
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,804,584)             (3,500,154)
  Class II Shares...........................................        (3,294,388)             (3,145,411)
                                                                  ------------            ------------
Total Distributions.........................................        (6,098,972)             (6,645,565)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........          (662,004)               (996,930)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        37,244,949              32,372,419
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         6,098,972               6,645,565
Cost of Shares Repurchased..................................       (25,861,701)            (29,031,463)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        17,482,220               9,986,521
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................        16,820,216               8,989,591
NET ASSETS:
Beginning of the Period.....................................       154,666,988             145,677,397
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $6,044,359 and $4,452,447,
  respectively).............................................      $171,487,204            $154,666,988
                                                                  ============            ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2005        2004        2003        2002        2001
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $9.48       $9.55       $9.82       $9.39       $9.30
                                                                -----       -----       -----       -----       -----
  Net Investment Income (a).................................      .35         .31         .28         .29         .47
  Net Realized and Unrealized Gain/Loss.....................     (.03)        .08        (.11)        .57         .15
                                                                -----       -----       -----       -----       -----
Total from Investment Operations............................      .32         .39         .17         .86         .62
Less Distributions from Net Investment Income...............      .38         .46         .44         .43         .53
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $9.42       $9.48       $9.55       $9.82       $9.39
                                                                =====       =====       =====       =====       =====

Total Return*...............................................    3.54%       4.17%       1.75%       9.61%       6.92%
Net Assets at End of the Period (In millions)...............    $63.1       $71.2       $75.1       $89.8       $60.1
Ratio of Expenses to Average Net Assets*....................     .60%        .60%        .60%        .60%        .60%
Ratio of Net Investment Income to Average Net Assets*.......    3.78%       3.26%       2.96%       3.10%       5.09%
Portfolio Turnover..........................................     261%        409%        511%(b)      87%         82%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     .64%        .65%        .63%        .68%        .71%
   Ratio of Net Investment Income to Average Net Assets.....    3.75%       3.21%       2.93%       3.02%       4.99%

(a) Based on average shares outstanding.

(b) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ------------------------------------------------------
                                                                 2005        2004        2003        2002        2001
                                                                ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 9.48       $9.55       $9.82       $9.39       $9.31
                                                                ------       -----       -----       -----       -----
  Net Investment Income (a).................................       .33         .28         .25         .29         .40
  Net Realized and Unrealized Gain/Loss.....................      (.03)        .09        (.11)        .55         .21
                                                                ------       -----       -----       -----       -----
Total from Investment Operations............................       .30         .37         .14         .84         .61
Less Distributions from Net Investment Income...............       .36         .44         .41         .41         .53
                                                                ------       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $ 9.42       $9.48       $9.55       $9.82       $9.39
                                                                ======       =====       =====       =====       =====

Total Return (b)*...........................................     3.28%       3.90%       1.49%       9.33%       6.73%
Net Assets at End of the Period (In millions)...............    $108.4       $83.5       $70.6       $52.8       $ 9.7
Ratio of Expenses to Average Net Assets*....................      .85%        .85%        .85%        .85%        .85%
Ratio of Net Investment Income to Average Net Assets*.......     3.52%       3.03%       2.65%       3.07%       4.51%
Portfolio Turnover..........................................      261%        409%        511%(c)      87%         82%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      .89%        .90%        .88%        .93%        .96%
   Ratio of Net Investment Income to Average Net Assets.....     3.49%       2.98%       2.61%       2.99%       4.41%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2005, the Portfolio had $28,640,446 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2005, the Portfolio had an accumulated capital loss carryforward for tax purposes of $7,149,258 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$1,615,845..................................................    December 31, 2007
  671,393...................................................    December 31, 2008
 2,429,205..................................................    December 31, 2011
  847,343...................................................    December 31, 2012
 1,585,472..................................................    December 31, 2013

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $198,477,863
                                                                ============
Gross tax unrealized appreciation...........................    $  2,222,582
Gross tax unrealized depreciation...........................      (1,771,187)
                                                                ------------
Net tax unrealized appreciation on investments..............    $    451,395
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                   2005             2004
Distribution paid from:
  Ordinary Income...........................................    $6,098,972       $6,645,565
                                                                ==========       ==========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book to tax basis differences relating to the Portfolio's investment in other regulated investment companies totaling $2,282 and paydowns on mortgage-backed securities totaling $290,840 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent difference relating to book to tax amortization differences totaling $1,463,812 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $7,515,906

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post-October losses which are not recognized for tax purposes until the first day of the following fiscal year, the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2005.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody fee was reduced by $913 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2005 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2005, the Adviser waived approximately $59,500 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $5,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $18,400, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $109,129 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                           FOR THE                           FOR THE
                                                                         YEAR ENDED                         YEAR ENDED
                                                                      DECEMBER 31, 2005                 DECEMBER 31, 2004
                                                                -----------------------------       --------------------------
                                                                  SHARES            VALUE             SHARES         VALUE
Sales:
  Class I...................................................       144,836       $  1,350,225          415,649    $  3,868,598
  Class II..................................................     3,838,051         35,894,724        3,039,280      28,503,821
                                                                ----------       ------------       ----------    ------------
Total Sales.................................................     3,982,887       $ 37,244,949        3,454,929    $ 32,372,419
                                                                ==========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................       308,535       $  2,804,584          375,150    $  3,500,154
  Class II..................................................       362,021          3,294,388          336,408       3,145,411
                                                                ----------       ------------       ----------    ------------
Total Dividend Reinvestment.................................       670,556       $  6,098,972          711,558    $  6,645,565
                                                                ==========       ============       ==========    ============
Repurchases:
  Class I...................................................    (1,268,134)      $(11,834,772)      (1,137,705)   $(10,645,042)
  Class II..................................................    (1,500,118)       (14,026,929)      (1,958,662)    (18,386,421)
                                                                ----------       ------------       ----------    ------------
Total Repurchases...........................................    (2,768,252)      $(25,861,701)      (3,096,367)   $(29,031,463)
                                                                ==========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of government securities, including principal paydowns on mortgage-backed securities and excluding short-term investments, were $416,550,891 and $415,255,107, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio has a variety of reasons to use derivative instruments, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    Transactions in futures contracts for the year ended December 31, 2005, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2004............................        361
Futures Opened..............................................      2,778
Futures Closed..............................................     (2,692)
                                                                 ------
Outstanding at December 31, 2005............................        447
                                                                 ======

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies-Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to it's Class II Shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Government Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Government Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Government Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT ANR GOV 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00272P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

The portfolio management team for Van Kampen Life Investment Trust--Money Market Portfolio includes Dale Albright, Executive Director of the Adviser, and Lois Pine, Vice President of the Adviser.(1)

MARKET CONDITIONS

During the year ended December 31, 2005, many economic trends strengthened, despite rising oil prices, inflationary concerns, and ongoing increases to the federal funds target rate. The average ISM Manufacturing Index during the six months ended December 31, 2005 was five percent higher than the average ISM Manufacturing Index during the six months ended June 30, 2005. (The ISM Manufacturing Index measures factory activity.) Job growth, as measured by the change in non-farm payrolls, was healthy most of the year. Although the job growth index decelerated slightly during September and October--possibly due to the effects of Hurricane Katrina--non-farm payroll data showed strong recuperative signs in the final two months of the year. Likewise, the index of leading economic indicators contracted in September but rebounded significantly in the following two months.

U.S. economic growth slowed somewhat in the quarter ended June 30, 2005 compared with the prior quarter, but strengthened meaningfully in the quarter ended September 2005. Gross domestic product grew by 3.8 percent in the first quarter of 2005, 3.3 percent in the second quarter of 2005, and then expanded by 4.1 percent in the third quarter of 2005.

In response to the strengthening economy, the Federal Open Market Committee (the
Fed) raised the federal funds target rate eight times during the reporting period, in increments of 25 basis points. These increases brought the target rate to 4.25 percent at the end of the year. In its December statement, the Fed indicated that although it no longer viewed monetary policy as accommodative, future measured increases to its target rate may be required. The Fed also expressed concern that rising energy prices and other increased costs could amplify inflationary pressures.

PERFORMANCE ANALYSIS

For the seven-day period ended December 31, 2005, the portfolio's Class I shares provided an annualized yield of 3.67 percent and a current yield of 3.71 percent, while its 30-day average annualized yield for December was 3.60 percent. For the 12-month period ended December 31, 2005, the portfolio's Class I shares provided a total return of 2.68 percent.

For the seven-day period ended December 31, 2005, the portfolio's Class II shares provided an annualized yield of 3.43 percent and a current yield of 3.47 percent, while its 30-day average annualized yield for December was 3.36 percent. For the 12-month period ended December 31, 2005, the Portfolio's Class II shares provided a total return of 2.43 percent.

As of the end of the period, the portfolio had net assets of $82 million and an average portfolio maturity of 38 days.

Throughout the reporting period, the portfolio continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long standing policy of purchasing only high quality, very liquid, money market securities. Reflecting a conservative approach, the portfolio did not include derivative securities during the reporting period.

There is no guarantee that any securities will continue to perform well or be held by the portfolio in the future.


PORTFOLIO COMPOSITION AS OF 12/31/05
Commercial Paper                                    67.2%
Floating Rate Notes                                 20.9
Certificates of Deposit                              7.3
U.S. Government Agency Obligations                   4.6

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

------------------------------
      CLASS I   CLASS II

       2.68%     2.43%
------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

(1) Team members may change without notice from time to time.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/05             12/31/05       7/1/05-12/31/05
Class I
  Actual....................................................      $1,000.00           $1,015.87           $3.20
  Hypothetical..............................................       1,000.00            1,022.01            3.21
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,014.61            4.47
  Hypothetical..............................................       1,000.00            1,020.81            4.48
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.63% and 0.88%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  67.1%
$3,900     American General Finance Corp. .............................    01/05/06     4.278%     $ 3,898,150
 3,500     American Honda Finance Corp. ...............................    01/24/06     4.159        3,490,787
 1,200     CBA (Delaware) Finance, Inc. ...............................    01/23/06     4.209        1,196,942
 4,000     DaimlerChrysler Revolving Auto Conduit LLC..................    01/23/06     4.334        3,989,440
 2,750     DNB Norbank ASA.............................................    02/22/06     4.359        2,732,800
 4,000     FCAR Owner Trust Ser I......................................    01/10/06     4.316        3,995,700
 3,000     ForeningsSparbanken AB......................................    01/11/06     4.062        2,996,650
 4,000     Goldman Sachs Group, Inc. (The).............................    01/04/06     4.363        3,998,547
 3,290     HBOS Treasury Services Plc..................................    02/28/06     4.408        3,266,837
 4,000     HSBC Finance Corp. .........................................    03/08/06     4.321        3,968,760
 4,000     MetLife Funding, Inc. ......................................    01/23/06     4.163        3,989,904
 3,000     Nordea North America, Inc. .................................    01/31/06     4.276        2,989,387
 4,000     Rabobank USA Finance Corp. .................................    01/03/06     4.127        3,999,083
 4,000     Siemens Capital Co. ........................................    01/26/06     4.228        3,988,333
 2,800     Svenska Handelsbanken, Inc. ................................    01/20/06     4.180        2,793,882
 2,675     Toyota Motor Credit Corp. ..................................    01/13/06     4.169        2,671,309
 1,400     Toyota Motor Credit Corp. ..................................    02/13/06     4.345        1,392,776
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     55,359,287
                                                                                                   -----------

           FLOATING RATE NOTES  20.9%
 2,000     Citigroup, Inc. ............................................    05/19/06     4.495*       2,001,244
 4,000     Fifth Third Bancorp.........................................    08/03/06     4.191*       3,999,162
 3,500     General Electric Capital Corp. .............................    03/29/06     4.521*       3,500,398
 3,750     U.S. Bank, NA Cincinnati....................................    09/29/06     4.491*       3,750,145
 2,000     Wells Fargo & Co. ..........................................    06/12/06     4.570*       2,001,061
 1,960     Wells Fargo & Co. ..........................................    07/24/06     4.319*       1,959,815
                                                                                                   -----------

           TOTAL FLOATING RATE NOTES...........................................................     17,211,825
                                                                                                   -----------

           U.S. GOVERNMENT AGENCY OBLIGATIONS  4.6%
   800     Federal Home Loan Banks (Floating Rate).....................    03/28/06     4.404*         799,920
 3,000     Federal Home Loan Banks (Floating Rate).....................    12/13/06     4.360*       2,999,953
                                                                                                   -----------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS............................................      3,799,873
                                                                                                   -----------

           CERTIFICATES OF DEPOSIT  7.3%
 2,000     Citigroup, Inc. (Floating Rate) ............................    09/01/06     4.510*       2,001,649
 4,000     Washington Mutual Bank, FA..................................    02/10/06     4.360        4,000,000
                                                                                                   -----------

           TOTAL CERTIFICATES OF DEPOSIT.......................................................      6,001,649
                                                                                                   -----------

TOTAL INVESTMENTS  99.9% (A)...................................................................     82,372,634
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%....................................................         99,620
                                                                                                   -----------

NET ASSETS  100.0%.............................................................................    $82,472,254
                                                                                                   ===========

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of December 31, 2005.

(a) At December 31, 2005, cost is identical for both book and federal income tax purposes.

 4                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $82,372,634
Cash........................................................        143,723
Receivables:
  Portfolio Shares Sold.....................................        107,317
  Interest..................................................         71,202
Other.......................................................        105,621
                                                                -----------
    Total Assets............................................     82,800,497
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         60,847
  Investment Advisory Fee...................................         31,433
  Distributor and Affiliates................................         28,609
Trustees' Deferred Compensation and Retirement Plans........        154,944
Accrued Expenses............................................         52,410
                                                                -----------
    Total Liabilities.......................................        328,243
                                                                -----------
NET ASSETS..................................................    $82,472,254
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $82,480,583
Accumulated Undistributed Net Investment Income.............         (1,575)
Accumulated Net Realized Loss...............................         (6,754)
                                                                -----------
NET ASSETS..................................................    $82,472,254
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $20,710,487 and
  20,715,909 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $61,761,767 and
  61,764,674 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest....................................................    $2,561,451
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       350,047
Distribution (12b-1) and Service Fees.......................       136,435
Shareholder Reports.........................................        32,171
Trustees' Fees and Related Expenses.........................        27,990
Shareholder Services........................................        16,273
Custody.....................................................        12,379
Legal.......................................................         3,132
Other.......................................................        61,957
                                                                ----------
    Total Expenses..........................................       640,384
    Investment Advisory Fee Reduction.......................        24,760
    Less Credits Earned on Cash Balances....................         1,405
                                                                ----------
    Net Expenses............................................       614,219
                                                                ----------
NET INVESTMENT INCOME.......................................    $1,947,232
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $1,947,232
                                                                ==========

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  1,947,232            $    428,161
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (607,622)               (222,489)
  Class II Shares...........................................        (1,338,753)               (214,858)
                                                                  ------------            ------------
Total Distributions.........................................        (1,946,375)               (437,347)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........               857                  (9,186)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        38,695,448              54,156,305
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         1,946,375                 437,347
Cost of Shares Repurchased..................................       (28,804,109)            (38,646,017)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        11,837,714              15,947,635
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................        11,838,571              15,938,449
NET ASSETS:
Beginning of the Period.....................................        70,633,683              54,695,234
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of ($1,575) and ($857), respectively)...      $ 82,472,254            $ 70,633,683
                                                                  ============            ============

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                -----------------------------------------------------
                                                              2005        2004        2003        2002        2001
                                                              -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $1.00       $1.00       $1.00       $1.00       $1.00
                                                              -----       -----       -----       -----       -----
  Net Investment Income.....................................    .03         .01         .01         .01         .04
Less:
  Distributions from Net Investment Income..................    .03         .01         .01         .01         .04
  Distributions from Net Realized Gain......................     --          --         -0-(a)       --          --
                                                              -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................  $1.00       $1.00       $1.00       $1.00       $1.00
                                                              =====       =====       =====       =====       =====

Total Return*...............................................  2.68%        .80%        .57%       1.22%       3.68%
Net Assets at End of the Period (In millions)...............  $20.7       $24.6       $30.3       $52.8       $48.4
Ratio of Expenses to Average Net Assets*....................   .62%        .60%        .60%        .60%        .60%
Ratio of Net Investment Income to Average Net Assets*.......  2.62%        .76%        .58%       1.21%       3.43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................   .65%        .71%        .69%        .71%        .84%
   Ratio of Net Investment Income to Average Net Assets.....  2.59%        .65%        .49%       1.10%       3.20%

(a) Amount is less than $.01 per share.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------
                                                                2005        2004        2003        2002        2001
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................      .02         .01         -0-(a)      .01         .03
Less:
  Distributions from Net Investment Income..................      .02         .01         -0-(a)      .01         .03
  Distributions from Net Realized Gain......................       --          --         -0-(a)       --          --
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return* (b)...........................................    2.43%        .55%        .32%        .97%       3.44%
Net Assets at End of the Period (In millions)...............    $61.8       $46.0       $24.4       $25.5       $13.7
Ratio of Expenses to Average Net Assets*....................     .87%        .85%        .85%        .85%        .85%
Ratio of Net Investment Income to Average Net Assets*.......    2.45%        .61%        .32%        .96%       2.36%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     .90%        .96%        .94%        .95%       1.09%
   Ratio of Net Investment Income to Average Net Assets.....    2.42%        .50%        .23%        .86%       2.13%

(a) Amount is less than $.01 per share.

(b) These returns include combined Rule 12b-1 fees and service fees of up to
    .25%

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $1,575. At December 31, 2005, the Portfolio had an accumulated capital loss carryforward for tax purposes of $6,754 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                   2005            2004
Distributions paid from:
  Ordinary income...........................................    $1,946,375       $437,347
  Long-term capital gain....................................           -0-            -0-
                                                                ----------       --------
                                                                $1,946,375       $437,347
                                                                ==========       ========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent difference relating to the Portfolio's investment in other regulated investment companies totaling $1,575 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $126,275

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Portfolio's custody fee was reduced by $1,405 as a result of credits earned on cash balances.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.0 billion..........................................       .196%

    For the year ended December 31, 2005, the Adviser waived approximately $24,800 of its advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The adviser had agreed to waive all expenses in excess of .60% of Class I average net assets and .85% of Class II average net assets. Effective October 1, 2005, this voluntary waiver was discontinued.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $3,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,700, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $74,652 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                                         FOR THE                              FOR THE
                                                                        YEAR ENDED                           YEAR ENDED
                                                                    DECEMBER 31, 2005                    DECEMBER 31, 2004
                                                              ------------------------------       ------------------------------
                                                                SHARES             VALUE             SHARES             VALUE
Sales:
  Class I.................................................      8,304,396       $  8,304,396        13,362,960       $ 13,362,960
  Class II................................................     30,391,052         30,391,052        40,793,345         40,793,345
                                                              -----------       ------------       -----------       ------------
Total Sales...............................................     38,695,448       $ 38,695,448        54,156,305       $ 54,156,305
                                                              ===========       ============       ===========       ============
Dividend Reinvestment:
  Class I.................................................        607,624       $    607,624           222,489       $    222,489
  Class II................................................      1,338,751          1,338,751           214,858            214,858
                                                              -----------       ------------       -----------       ------------
Total Dividend Reinvestment...............................      1,946,375       $  1,946,375           437,347       $    437,347
                                                              ===========       ============       ===========       ============
Repurchases:
  Class I.................................................    (12,827,258)      $(12,827,258)      (19,263,587)      $(19,263,587)
  Class II................................................    (15,976,851)       (15,976,851)      (19,382,430)       (19,382,430)
                                                              -----------       ------------       -----------       ------------
Total Repurchases.........................................    (28,804,109)      $(28,804,109)      (38,646,017)      $(38,646,017)
                                                              ===========       ============       ===========       ============

4. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Money Market Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Money Market Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                               LIT ANR MM 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00174P-Y12/05

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell Midcap Growth Index from 9/30/00 through 12/31/05.
(LINE GRAPH)

                                                              VAN KAMPEN LIT AGGRESSIVE GROWTH
                                                                        II PORTFOLIO               RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
9/00                                                                       10000                              10000
12/00                                                                       7643                               7675
                                                                            5513                               5750
6/01                                                                        5502                               6680
                                                                            4156                               4823
12/01                                                                       4719                               6128
                                                                            4479                               6020
6/02                                                                        3895                               4921
                                                                            3289                               4075
12/02                                                                       3185                               4449
                                                                            3195                               4448
6/03                                                                        3790                               5282
                                                                            3999                               5660
12/03                                                                       4417                               6349
                                                                            4657                               6655
6/04                                                                        4782                               6725
                                                                            4563                               6434
12/04                                                                       5074                               7331
                                                                            4980                               7209
6/05                                                                        5127                               7456
                                                                            5502                               7944
12/05                                                                       5638                               8217

 --------------------------------------------------------------------
 AVERAGE ANNUAL                                   CLASS II
 TOTAL RETURNS                                  Since 9/25/00

 Since Inception                                   -10.72%

 5-year                                             -5.90

 1-year                                             11.11
 --------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Life Investment Trust--Aggressive Growth Portfolio is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary M. Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, David Walker, and Matthew Hart, Executive Directors of the Adviser; and Scott Miller, Vice President of the Adviser.

MARKET CONDITIONS

In the year ended December 31, 2005, the environment for growth investing continued to improve. Although the stock market's overall gain for the year was somewhat modest, a variety of factors helped support improved investor optimism. Generally speaking, corporate earnings surpassed expectations, balance sheets were healthy, and managements were more willing to buy back stocks, increase dividends, or complete mergers. The U.S. economy continued to grow moderately and showed its resilience in the wake of the Gulf Coast hurricanes. Despite some retrenching following the hurricanes, consumer spending and confidence remained robust. In addition, valuations of growth stocks became more attractive, presenting an environment where companies with higher-than-average growth prospects could be more likely to outperform the overall market.

However, the market's upward progress stalled at many points throughout the year. Widespread profit taking and inflation worries plagued investors in January and weak earnings in the auto industry cast a shadow in the spring. The market recovered somewhat in June and July, but sustained another hit as hurricane season ravaged the Gulf coast. In the storms' aftermath, oil and natural gas prices spiked to record highs and raised new doubts about consumers' resilience. The price of crude did retreated slightly by the end of the year, but natural gas prices remained at record highs. Rising interest rates also continued to give investors pause, as the Federal Open Market Committee (the
Fed) increased the federal funds rate at every meeting during the reporting period. Following the Fed's December meeting, speculation heightened that the rate increases may be nearing an end.

Mid-cap stocks, in which the portfolio primarily invests, outperformed small- and large-cap stocks during the period. Growth stocks performed nearly in line with value stocks for the year overall and, in fact, growth outperformed in the second half of the year. The best performing sector in the Russell Midcap Growth Index was energy, while the weakest was consumer discretionary.

PERFORMANCE ANALYSIS

The portfolio returned 11.11 percent for the 12 months ended December 31, 2005 (Class II shares). In comparison, the portfolio's benchmark index, the Russell Midcap Growth Index, returned 12.10 percent for the period.

The portfolio's consumer discretionary stock selection was a significant detractor from relative performance. Leisure-related holdings--including hotels, resorts, restaurants, and casinos and gaming--fared poorly during the year amid ongoing concerns about consumer spending. Select Internet retail exposure also dampened portfolio returns in the sector. (However, the portfolio's underweight in consumer discretionary was a positive contributor to relative results.) Although the technology sector showed improved performance in the broad market, the portfolio's technology group was an area of disappointment. Our selection in semiconductors proved disadvantageous during the period.

On the positive side, the portfolio's health care holdings were the best performing group during the period. Biotechnology led gains, as selected holdings were rewarded by the market with positive earnings revisions, based on upbeat company-specific news. Health care providers also contributed positively to portfolio returns within the sector. Our selection in energy stocks served the portfolio well, due to strength in oil, gas, and consumable fuels, and equipment and services exposure.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the portfolio in the future.

(1)Team members may change without notice from time to time.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

----------------------------------------
                 RUSSELL MIDCAP(R)
      CLASS II     GROWTH INDEX
       11.11%          12.10%
----------------------------------------

The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 12/31/05
Omnicare, Inc.                                       1.7%
Legg Mason, Inc.                                     1.6
Ultra Petroleum Corp.                                1.5
Apple Computer, Inc.                                 1.5
United Therapeutics Corp.                            1.4
Mentor Corp.                                         1.4
Google, Inc., Class A                                1.4
Shire Pharmaceuticals Group PLC--ADR                 1.3
Starwood Hotels & Resorts Worldwide, Inc.            1.3
Franklin Resources, Inc.                             1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/05
Biotechnology                                        5.6%
Pharmaceuticals                                      5.3
Semiconductors                                       4.4
Health Care Equipment                                4.2
Internet Software & Services                         4.0
Asset Management & Custody Banks                     3.8
Communications Equipment                             3.5
Wireless Telecommunication Services                  2.9
Application Software                                 2.8
Oil & Gas Equipment & Services                       2.7
Hotels, Resorts & Cruise Lines                       2.6
Health Care Services                                 2.4
Apparel, Accessories & Luxury Goods                  2.4
Investment Banking & Brokerage                       2.4
Data Processing & Outsourced Services                2.2
Specialty Stores                                     2.2
Oil & Gas Exploration & Production                   2.1
Publishing                                           2.0
Electrical Components & Equipment                    2.0
Construction & Farm Machinery & Heavy Trucks         1.8
Managed Health Care                                  1.7
Health Care Facilities                               1.7
Computer Hardware                                    1.5
Diversified Metals & Mining                          1.4
Oil & Gas Drilling                                   1.4
Casinos & Gaming                                     1.4
Internet Retail                                      1.2
Apparel Retail                                       1.1
Systems Software                                     1.1
Aerospace & Defense                                  1.1
Gas Utilities                                        1.1
IT Consulting & Other Services                       1.0
Construction Materials                               1.0
Homebuilding                                         1.0
Railroads                                            1.0
Integrated Telecommunication Services                1.0
Diversified Commercial & Professional Services       0.9
Human Resources & Employment Services                0.9
Department Stores                                    0.8
Electronic Manufacturing Services                    0.8
Air Freight & Logistics                              0.8
Home Entertainment Software                          0.8
Life & Health Insurance                              0.8
Multi-line Insurance                                 0.8
Steel                                                0.7
Industrial Conglomerates                             0.7
Building Products                                    0.7
Health Care Distributors                             0.7
Property & Casualty Insurance                        0.6
Homefurnishing Retail                                0.6
Automotive Retail                                    0.6
Other Diversified Financial Services                 0.6
Computer Storage & Peripherals                       0.6
Oil & Gas Refining & Marketing                       0.5
Metal & Glass Containers                             0.5
Semiconductor Equipment                              0.5
Housewares & Specialties                             0.5
Specialized Consumer Services                        0.5
Trading Companies & Distributors                     0.5
                                                   -----
Total Long-Term Investments                         96.4%
Short-Term Investments                               6.0
Liabilities in Excess of Other Assets               -2.4
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/05             12/31/05       7/1/05-12/31/05
Class II
  Actual....................................................      $1,000.00           $1,099.80           $6.67
  Hypothetical..............................................       1,000.00            1,018.81            6.41
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). This ratio reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIOS

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  96.4%
AEROSPACE & DEFENSE 1.1%
Precision Castparts Corp. ...........    9,210      $   477,170
                                                    -----------
AIR FREIGHT & LOGISTICS  0.8%
C.H. Robinson Worldwide, Inc. .......    9,210          341,046
                                                    -----------
APPAREL, ACCESSORIES & LUXURY GOODS  2.4%
Carter's, Inc. (a)...................    4,640          273,064
Coach, Inc. (a)......................   15,340          511,436
Polo Ralph Lauren Corp. .............    4,600          258,244
                                                    -----------
                                                      1,042,744
                                                    -----------
APPAREL RETAIL  1.1%
Chico's FAS, Inc. (a)................    6,150          270,169
Urban Outfitters, Inc. (a)...........    9,280          234,877
                                                    -----------
                                                        505,046
                                                    -----------
APPLICATION SOFTWARE  2.8%
Autodesk, Inc. (a)...................    9,200          395,140
Fair Isaac Corp. ....................    7,800          344,526
NAVTEQ Corp. (a).....................    4,600          201,802
Salesforce.com, Inc. (a).............    9,240          296,142
                                                    -----------
                                                      1,237,610
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  3.8%
Affiliated Managers Group, Inc.
  (a)................................    4,600          369,150
Franklin Resources, Inc. ............    6,140          577,221
Legg Mason, Inc. ....................    6,140          734,897
                                                    -----------
                                                      1,681,268
                                                    -----------
AUTOMOTIVE RETAIL  0.6%
Advance Auto Parts, Inc. (a).........    6,135          266,627
                                                    -----------

BIOTECHNOLOGY  5.6%
Celgene Corp. (a)....................    7,720          500,256
Gilead Sciences, Inc. (a)............    6,110          321,569
Myogen, Inc. (a).....................   10,740          323,918
Neurocrine Biosciences, Inc. (a).....    6,140          385,162
United Therapeutics Corp. (a)........    9,210          636,595
Vertex Pharmaceuticals, Inc. (a).....   11,710          324,016
                                                    -----------
                                                      2,491,516
                                                    -----------
BUILDING PRODUCTS  0.7%
USG Corp. (a)........................    4,600          299,000
                                                    -----------

CASINOS & GAMING  1.4%
Penn National Gaming, Inc. (a).......    9,210          303,469
Station Casinos, Inc. ...............    4,600          311,880
                                                    -----------
                                                        615,349
                                                    -----------
COMMUNICATIONS EQUIPMENT  3.5%
ADTRAN, Inc. ........................   10,910          324,463
Comverse Technology, Inc. (a)........    9,210          244,894
Corning, Inc. (a)....................   12,280          241,425
F5 Networks, Inc. (a)................    6,140          351,147
Harris Corp. ........................    9,210          396,122
                                                    -----------
                                                      1,558,051
                                                    -----------
COMPUTER HARDWARE  1.5%
Apple Computer, Inc. (a).............    9,210          662,107
                                                    -----------
COMPUTER STORAGE & PERIPHERALS  0.6%
Emulex Corp. (a).....................   12,420          245,792
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  1.8%
JLG Industries, Inc. ................    6,140      $   280,352
Joy Global, Inc. ....................    7,825          313,000
Oshkosh Truck Corp. .................    4,560          203,330
                                                    -----------
                                                        796,682
                                                    -----------
CONSTRUCTION MATERIALS  1.0%
Headwaters, Inc. (a).................    6,140          217,602
Martin Marietta Materials, Inc. .....    3,070          235,530
                                                    -----------
                                                        453,132
                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES  2.2%
Global Payments, Inc. ...............    9,210          429,278
Iron Mountain, Inc. (a)..............    6,140          259,231
Paychex, Inc. .......................    7,700          293,524
                                                    -----------
                                                        982,033
                                                    -----------
DEPARTMENT STORES  0.8%
Nordstrom, Inc. .....................    9,210          344,454
                                                    -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  0.9%
Corporate Executive Board Co. .......    4,600          412,620
                                                    -----------

DIVERSIFIED METALS & MINING  1.4%
Freeport-McMoRan Copper & Gold, Inc.,
  Class B............................    4,570          245,866
Peabody Energy Corp. ................    4,600          379,132
                                                    -----------
                                                        624,998
                                                    -----------
ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
Emerson Electric Co. ................    4,620          345,114
Energy Conversion Devices, Inc.
  (a)................................    6,140          250,205
Rockwell Automation, Inc. ...........    4,580          270,953
                                                    -----------
                                                        866,272
                                                    -----------
ELECTRONIC MANUFACTURING SERVICES  0.8%
Jabil Circuit, Inc. (a)..............    9,210          341,599
                                                    -----------

GAS UTILITIES  1.1%
Questar Corp. .......................    6,140          464,798
                                                    -----------

HEALTH CARE DISTRIBUTORS  0.7%
Henry Schein, Inc. (a)...............    6,720          293,261
                                                    -----------

HEALTH CARE EQUIPMENT  4.2%
INAMED Corp. (a).....................    5,690          498,899
Mentor Corp. ........................   13,810          636,365
St. Jude Medical, Inc. (a)...........    7,670          385,034
Ventana Medical Systems, Inc. (a)....    7,670          324,824
                                                    -----------
                                                      1,845,122
                                                    -----------
HEALTH CARE FACILITIES  1.7%
Brookdale Senior Living, Inc. .......   10,740          320,159
Community Health Systems, Inc. (a)...   10,740          411,772
                                                    -----------
                                                        731,931
                                                    -----------
HEALTH CARE SERVICES  2.4%
Cerner Corp. (a).....................    3,070          279,094
Omnicare, Inc. ......................   13,810          790,208
                                                    -----------
                                                      1,069,302
                                                    -----------
HOME ENTERTAINMENT SOFTWARE  0.8%
Activision, Inc. (a).................   24,640          338,554
                                                    -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIOS

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
HOMEBUILDING  1.0%
KB Home..............................    6,140      $   446,132
                                                    -----------

HOMEFURNISHING RETAIL  0.6%
Bed Bath & Beyond, Inc. (a)..........    7,670          277,270
                                                    -----------
HOTELS, RESORTS & CRUISE LINES  2.6%
Gaylord Entertainment Co. (a)........    6,140          267,643
Marriott International, Inc., Class
  A..................................    4,650          311,410
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................    9,210          588,151
                                                    -----------
                                                      1,167,204
                                                    -----------
HOUSEWARES & SPECIALTIES  0.5%
Jarden Corp. (a).....................    7,670          231,250
                                                    -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a)..........    9,220          376,360
                                                    -----------

INDUSTRIAL CONGLOMERATES  0.7%
Walter Industries, Inc. .............    6,140          305,281
                                                    -----------

INTEGRATED TELECOMMUNICATION SERVICES  1.0%
NeuStar, Inc., Class A (a)...........   13,770          419,847
                                                    -----------
INTERNET RETAIL  1.2%
eBay, Inc. (a).......................   12,280          531,110
                                                    -----------

INTERNET SOFTWARE & SERVICES  4.0%
Akamai Technologies, Inc. (a)........   12,400          247,132
aQuantive, Inc. (a)..................   15,340          387,182
Google, Inc., Class A (a)............    1,530          634,736
Yahoo!, Inc. (a).....................   12,280          481,130
                                                    -----------
                                                      1,750,180
                                                    -----------
INVESTMENT BANKING & BROKERAGE  2.4%
Bear Stearns Cos., Inc. .............    3,070          354,677
Charles Schwab Corp. ................   24,550          360,149
Investment Technology Group, Inc.
  (a)................................    9,240          327,466
                                                    -----------
                                                      1,042,292
                                                    -----------
IT CONSULTING & OTHER SERVICES  1.0%
Cognizant Technology Solutions Corp.,
  Class A (a)........................    4,600          231,610
Satyam Computer Services Ltd.--ADR
  (India)............................    6,140          224,663
                                                    -----------
                                                        456,273
                                                    -----------
LIFE & HEALTH INSURANCE  0.8%
Prudential Financial, Inc. ..........    4,600          336,674
                                                    -----------
MANAGED HEALTH CARE  1.7%
Sierra Health Services, Inc. (a).....    4,600          367,816
WellPoint, Inc. (a)..................    4,600          367,034
                                                    -----------
                                                        734,850
                                                    -----------
METAL & GLASS CONTAINERS  0.5%
Crown Holdings, Inc. (a).............   12,280          239,828
                                                    -----------
MULTI-LINE INSURANCE  0.8%
Assurant, Inc. ......................    7,670          333,568
                                                    -----------

OIL & GAS DRILLING  1.4%
Pride International, Inc. (a)........    9,300          285,975
Unit Corp. (a).......................    6,160          338,985
                                                    -----------
                                                        624,960
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES  2.7%
BJ Services Co. .....................   12,300      $   451,041
Grant Prideco, Inc. (a)..............   12,280          541,794
Oil States International, Inc. (a)...    6,140          194,515
                                                    -----------
                                                      1,187,350
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION  2.1%
St. Mary Land & Exploration Co. .....    6,060          223,069
Ultra Petroleum Corp. (a)............   12,380          690,804
                                                    -----------
                                                        913,873
                                                    -----------
OIL & GAS REFINING & MARKETING  0.5%
Sunoco, Inc. ........................    3,100          242,978
                                                    -----------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.6%
Nuveen Investments, Class A..........    6,170          262,965
                                                    -----------

PHARMACEUTICALS  5.3%
Kos Pharmaceuticals, Inc. (a)........    6,140          317,622
Medicis Pharmaceutical Corp., Class
  A..................................   15,770          505,429
New River Pharmaceuticals, Inc.
  (a)................................    9,210          477,815
Roche Holding AG--ADR
  (Switzerland)......................    6,140          459,586
Shire Pharmaceuticals Group PLC--ADR
  (United Kingdom)...................   15,340          595,039
                                                    -----------
                                                      2,355,491
                                                    -----------
PROPERTY & CASUALTY INSURANCE  0.6%
First American Corp. ................    6,140          278,142
                                                    -----------

PUBLISHING  2.0%
Getty Images, Inc. (a)...............    4,600          410,642
McGraw-Hill Co., Inc. ...............    9,210          475,512
                                                    -----------
                                                        886,154
                                                    -----------
RAILROADS  1.0%
Burlington Northern Santa Fe
  Corp. .............................    6,140          434,835
                                                    -----------

SEMICONDUCTOR EQUIPMENT  0.5%
Tessera Technologies, Inc. (a).......    9,210          238,079
                                                    -----------

SEMICONDUCTORS  4.4%
Advanced Micro Devices, Inc. (a).....    9,210          281,826
Broadcom Corp., Class A (a)..........    6,140          289,501
Freescale Semiconductor, Inc., Class
  A (a)..............................   12,280          309,333
Intersil Corp., Class A..............   12,270          305,278
Marvell Technology Group Ltd.
  (Bermuda) (a)......................    9,250          518,833
National Semiconductor Corp. ........    9,210          239,276
                                                    -----------
                                                      1,944,047
                                                    -----------
SPECIALIZED CONSUMER SERVICES  0.5%
Weight Watchers International, Inc.
  (a)................................    4,600          227,378
                                                    -----------

SPECIALTY STORES  2.2%
Office Depot, Inc. (a)...............    9,210          289,194
Tiffany & Co. .......................    9,210          352,651
Tractor Supply Co. (a)...............    6,140          325,052
                                                    -----------
                                                        966,897
                                                    -----------
STEEL  0.7%
Nucor Corp. .........................    4,600          306,912
                                                    -----------

SYSTEMS SOFTWARE  1.1%
Red Hat, Inc. (a)....................   18,410          501,488
                                                    -----------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIOS

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS  0.5%
GATX Corp. ..........................    6,140      $   221,531
                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES  2.9%
Crown Castle International Corp.
  (a)................................   15,340          412,799
Nextel Partners, Inc., Class A (a)...   12,270          342,824
NII Holdings, Inc., Class B (a)......   12,280          536,390
                                                    -----------
                                                      1,292,013
                                                    -----------
TOTAL LONG-TERM INVESTMENTS  96.4%
(Cost $35,098,479)..............................     42,521,296

DESCRIPTION                                            VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENT  6.0%
State Street Bank & Trust Co. ($2,673,000 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.12%, dated 12/30/05, to be sold on 01/03/06
  at $2,674,224)
  (Cost $2,673,000).............................    $ 2,673,000
                                                    -----------

TOTAL INVESTMENTS  102.4%
  (Cost $37,771,479)............................     45,194,296
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.4%)...     (1,074,647)
                                                    -----------

NET ASSETS  100.0%..............................    $44,119,649
                                                    ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $37,771,479)........................    $45,194,296
Cash........................................................         40,703
Receivables:
  Investments Sold..........................................        248,072
  Dividends.................................................         25,426
  Portfolio Shares Sold.....................................          1,253
  Interest..................................................            612
Other.......................................................         33,828
                                                                -----------
    Total Assets............................................     45,544,190
                                                                -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      1,215,908
  Distributor and Affiliates................................         33,270
  Portfolio Shares Repurchased..............................         22,469
  Investment Advisory Fee...................................         20,438
Accrued Expenses............................................         67,156
Trustees' Deferred Compensation and Retirement Plans........         65,300
                                                                -----------
    Total Liabilities.......................................      1,424,541
                                                                -----------
NET ASSETS..................................................    $44,119,649
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $34,739,990
Net Unrealized Appreciation.................................      7,422,817
Accumulated Net Realized Gain...............................      2,013,763
Accumulated Net Investment Loss.............................        (56,921)
                                                                -----------
NET ASSETS..................................................    $44,119,649
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $44,119,649 and 8,176,689 shares
  of beneficial interest issued and outstanding)............    $      5.40
                                                                ===========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends...................................................    $  214,693
Interest....................................................        54,283
                                                                ----------
    Total Income............................................       268,976
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       299,909
Distribution (12b-1) and Service Fees.......................        99,964
Legal.......................................................        58,418
Shareholder Reports.........................................        43,228
Custody.....................................................        25,626
Audit.......................................................        25,615
Trustees' Fees and Related Expenses.........................        20,756
Shareholder Services........................................        15,449
Other.......................................................        32,768
                                                                ----------
    Total Expenses..........................................       621,733
    Investment Advisory Fee Reduction.......................       117,765
    Less Credits Earned on Cash Balances....................           128
                                                                ----------
    Net Expenses............................................       503,840
                                                                ----------
NET INVESTMENT LOSS.........................................    $ (234,864)
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $4,120,488
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     7,019,562
  End of the Period.........................................     7,422,817
                                                                ----------
Net Unrealized Appreciation During the Period...............       403,255
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $4,523,743
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $4,288,879
                                                                ==========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2005       DECEMBER 31, 2004
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $   (234,864)           $   (173,376)
Net Realized Gain/Loss......................................         4,120,488                (287,017)
Net Unrealized Appreciation During the Period...............           403,255               4,852,849
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         4,288,879               4,392,456
                                                                  ------------            ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        12,735,547              40,917,218
Cost of Shares Repurchased..................................       (11,697,915)            (14,432,990)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         1,037,632              26,484,228
                                                                  ------------            ------------
TOTAL INCREASE IN NET ASSETS................................         5,326,511              30,876,684
NET ASSETS:
Beginning of the Period.....................................        38,793,138               7,916,454
                                                                  ------------            ------------
End of the Period (Including accumulated net investment loss
  of $56,920 and $42,082, respectively).....................      $ 44,119,649            $ 38,793,138
                                                                  ============            ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ------------------------------------------------------------
                                                                 2005         2004         2003         2002          2001
                                                                ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 4.86       $ 4.23       $ 3.05       $  4.52       $  7.46
                                                                ------       ------       ------       -------       -------
  Net Investment Loss.......................................      (.03)        (.03)(a)     (.03)(a)      (.02)         (.02)
  Net Realized and Unrealized Gain/Loss.....................       .57          .66         1.21         (1.45)        (2.82)
                                                                ------       ------       ------       -------       -------
Total from Investment Operations............................       .54          .63         1.18         (1.47)        (2.84)
Less Distributions from Net Investment Income...............       -0-          -0-          -0-           -0-           .10
                                                                ------       ------       ------       -------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $ 5.40       $ 4.86       $ 4.23       $  3.05       $  4.52
                                                                ======       ======       ======       =======       =======

Total Return* (b)...........................................    11.11%       14.89%       38.69%       -32.52%       -38.26%
Net Assets at End of the Period (In millions)...............    $ 44.1       $ 38.8       $  7.9       $   1.9       $   2.2
Ratio of Expenses to Average Net Assets* (c)................     1.26%        1.25%        1.26%         1.26%         1.27%
Ratio of Net Investment Loss to Average Net Assets*.........     (.59%)       (.65%)       (.79%)        (.76%)        (.59%)
Portfolio Turnover..........................................      157%         152%         182%          227%          303%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............     1.55%        1.63%        4.31%         6.97%         7.95%
   Ratio of Net Investment Loss to Average Net Assets.......     (.88%)      (1.03%)      (3.84%)       (6.46%)       (7.27%)

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and services fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2001.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory Trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value is determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $410,704. At December 31, 2005, the Portfolio had an accumulated capital loss carryforward for tax purposes of $1,449,031 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$582,033....................................................    December 31, 2009
 590,984....................................................    December 31, 2010
 276,014....................................................    December 31, 2012

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $37,854,857
                                                                ===========
Gross tax unrealized appreciation...........................    $ 7,957,356
Gross tax unrealized depreciation...........................       (617,917)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 7,339,439
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares dividends from net investment income and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference related to the Portfolio's investment in other regulated investment companies totaling $1,042 was reclassified from accumulated net investment loss to accumulated net realized gain. Additionally, a permanent difference related to a net operating loss totaling $221,067 was reclassified from accumulated net investment loss to accumulated net realized gain.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income...............................    $  357,841
Undistributed Long-Term Capital Gain........................     3,188,331

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS For the year ended December 31, 2005, the Portfolio's custody fee was reduced by $128 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly based upon the average daily net assets as follow:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended December 31, 2005, the Adviser waived approximately $117,800 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $2,600 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $64,700, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2005, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those Funds selected by the trustees. Investments in such funds of $27,871 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $9,587.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, share transactions were as follows:

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2005    DECEMBER 31, 2004
Beginning Shares............................................        7,982,182            1,872,108
Shares Sold.................................................        2,567,350            9,372,985
Shares Repurchased..........................................       (2,372,843)          (3,262,911)
                                                                   ----------           ----------
Ending Shares...............................................        8,176,689            7,982,182
                                                                   ==========           ==========

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $60,934,341 and $61,815,383, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Portfolio has adopted a distribution plan with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Portfolio's Class II Shares, ongoing shareholder services and maintenance of shareholder accounts with respect to such shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans up to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares.

    Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid quarterly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Aggressive Growth Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Aggressive Growth Portfolio at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

INTERESTED TRUSTEE*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                              LIT ANR AGG 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00269P-Y12/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Trust's Code of Ethics is attached hereto as Exhibit 12A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                       REGISTRANT     COVERED ENTITIES(1)
                                       ----------     --------------------
AUDIT FEES..........................   $  147,200            N/A

NON-AUDIT FEES

         AUDIT-RELATED FEES.........   $        0         $     235,000(2)
         TAX FEES...................   $   13,500(3)      $      52,799(4)
         ALL OTHER FEES.............   $        0         $     956,268(5)
TOTAL NON-AUDIT FEES................   $   13,500         $   1,244,067

TOTAL...............................   $  160,700         $   1,244,067

2004

                                       REGISTRANT     COVERED ENTITIES(1)
                                       ----------     --------------------
AUDIT FEES..........................   $  144,000             N/A

NON-AUDIT FEES

         AUDIT-RELATED FEES.........   $        0     $         115,000(2)
         TAX FEES...................   $   10,500(3)  $         100,829(4)
         ALL OTHER FEES.............   $        0     $          60,985(6)
TOTAL NON-AUDIT FEES................   $   10,500     $         276,814

TOTAL...............................   $  154,500     $         276,814

----------
N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
1 This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2. DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6. ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8. PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.

      -     Van Kampen Asset Management

      -     Van Kampen Advisors Inc.

      -     Van Kampen Funds Inc.

      -     Van Kampen Investor Services Inc.

      -     Morgan Stanley Investment Management Inc.

      -     Morgan Stanley Trust Company

      -     Morgan Stanley Investment Management Ltd.

      -     Morgan Stanley Investment Management Company

      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Invesment Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:  /s/ Phillip G. Goff
     -------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006